UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number_____811-06603__________________________________________
Performance Funds Trust
(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, OH 43219
(Address of principal executive offices) (Zip code)
3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code:__800-737-3676_________________
Date of fiscal year end:____May 31________________
Date of reporting period:__November 30, 2006_______
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Dear Shareholder:
Economic Review
The economy continued to move forward during the six-month period ending November 2006 but some sectors of the economy are beginning to show some strain. Housing as measured by both new and existing home sales slowed as buyers began to show some resistance to higher home prices. Interest rates were another factor holding this sector back at the beginning of the period but 30-year mortgage rates ended November at levels that were not constrictive, yet homes are staying on the market for longer periods of time as sellers are reluctant to move their asking price lower. Manufacturing also slowed during the period as car manufacturers were having trouble moving inventories, which caused a slow down on the production side.
The economy as measured by Gross Domestic Product (“GDP”) still showed a year over year gain of 2.0% at the end of the third quarter but this is significantly lower than the levels of 2005 when GDP was coming in at around 4%. The unemployment rate ended the period at 4.5%, which is good news going forward, and job creation has been uneven but averaged around 150,000 new jobs per month. Personal income figures have responded to a tight job market as these numbers continue to come in at solid levels.
Inflation as measured by the Producer Price Index (“PPI”) and the Consumer Price Index (“CPI”), began the period as a concern as higher energy costs led by $80 per barrel oil began to make an impact on consumer spending. As the summer driving season came to a close around Labor Day, prices on oil and other commodities began to move lower and are not as pressing a concern as in June or July.
The Federal Reserve raised interest rates for the last time in its seventeen consecutive moves back in June, which now pegs the Fed Funds target rate at 5.25%. The Fed continues to speak about their concern about inflation going forward but with oil and other commodity prices moving lower, many economists are not totally convinced inflation is the main threat to future economic growth. Fed Funds futures are trading in a manner where they are predicting the next Fed rate move will be lower although the timing of such a move is still up for debate.
Sincerely,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.
Mutual Funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the period ended November 30, 2006. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust
Semi-Annual Report — November 30, 2006

Portfolio Reviews	1
Schedules of Portfolio Investments:
The Money Market Fund	10
The Short Term Government Income Fund	11
The Intermediate Term Income Fund	12
The Large Cap Equity Fund	14
The Mid Cap Equity Fund	16
The Leaders Equity Fund	18
The Strategic Dividend Fund	20
The Performance Advisor Growth Portfolio	22
The Performance Advisor Moderate Portfolio	23
The Performance Advisor Conservative Portfolio	24
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	38
Notes to Financial Statements	54
Additional Information	62
Expense Comparison	64
Other Information	66

Performance Funds Trust
Portfolio Review

The Money Market Fund
The Performance Money Market Fund (the “Fund”) saw short-term interest rates move within a narrow range during the first six-months of this fiscal year. The Federal Reserve moved interest rates higher on only one occasion during this period. The Fed Funds target rate ended November at five and a quarter percent from its starting point at the end of May of five percent. The Fund saw its yield move slightly higher during this time frame as the 7-day yield of the Fund ended the period at 4.75% from its starting yield at the end of May of 4.54%. Yields on securities such as commercial paper and agency discount notes have stayed fairly stable since the last interest rate increase from the Federal Reserve back in June. The Fund continued to extend its average maturity during the period in an effort to capture higher yields available in the current interest rate environment. As interest rates have leveled off during the past six months, the Fund has begun a more barbell type approach in buying securities for the Fund in an effort to hedge against a possible move lower in the Fed Funds target in the near future. Fed Funds futures are currently predicting an interest rate cut sometime in the first half of 2007.
The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers’ acceptances, commercial paper, and repurchase agreements. The Fund is considered a first tier fund as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+) and Moody’s (P-1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.
Signed,

Kelly J. Collins
Portfolio Manager
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2006. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Portfolio Review

The Short Term Government Income Fund
The Short Term Government Income Fund (the “Fund”) provided shareholders with a return of 2.94% (Institutional Class Shares) for the six-month period ended November 30, 2006. Fixed income securities began a nice rally through the majority of the period as the Federal Reserve ended its tightening phase with a move to 5.25% on the Fed Funds target in June. Even though most of the talk from the Fed for the remainder of the period was slanted toward inflation still being the main threat to the economy, bond investors were not discouraged. Two-year Treasury notes ended the six-month period near their lows for the cycle at 4.62% from a high yield of 5.28% at the end of June. The economy also began to falter during the period as the housing market began to cool which led to slower GDP growth during the later months of the year. Oil prices also rolled over after the summer driving season ended which provided a boost to bullish bond buyers who were more convinced that slower growth and not higher inflation was the main threat going forward. The Fund was buying securities during this period in the three-year sector of the yield curve in an effort to get more duration neutral with the index. We were able to buy many securities in this range with yields between 5% and 5.45% which have been to the benefit of our shareholders and will continue to serve us well in the coming months and quarter. These securities were non-callable in nature, which should give the Fund the optimal price performance going forward.
The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues.
Signed,

Kelly J. Collins
Portfolio Manager
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.
The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2006. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Portfolio Review

The Intermediate Term Income Fund
The expectations we stated in our period-end November 30, 2005 letter were that bonds should produce a “positive, albeit subdued” return over the coming year. This expectation ended up being an accurate assessment. The Institutional Class Shares of the Performance Intermediate Term Income Fund (the “Fund”) produced a 4.79% total return during the last six months. The return compared well to other funds of similar objective, as the Lipper average1 for the objective was 4.81% over the last six months. The Fund’s return performance was achieved by remaining patient during the period that the Fed began to raise interest rates, and capturing higher yield opportunities as they occurred. We added no additional credit risk, and instead looked towards the yields available in U.S. Agency mortgage and direct debt issues. We began increasing our holdings in U.S. Treasury issues, and we will continue to do so until better spread opportunities emerge.
Our outlook for bond performance has not improved beyond the expectation of modest positive return. The current structure of the bond market leaves few avenues toward excess return. Excess return (over and above the base yield) can come from different factors. They can include credit spread, spread for option risk, additional yield for longer terms, and the changes in overall interest rates. At this time, none of these factors seem to reflect attractive opportunity relative to history. Credit and option spreads are near historical lows. The yield curve is flat or inverted, and there is little potential of a substantial yield decline from current levels. We expect that rates will oscillate in a narrow range rather than move in one direction over the coming years, as inflation and interest rates stabilize globally. This will create an environment where the future total returns will center around current rates, creating little “excess” reward for taking additional risk. The key to good performance going forward will be careful risk management. For the Fund, we will continue to maintain a cautious portfolio position, with ample liquidity to invest in higher rates as they occur cyclically.
Signed,

Jonathan Rogers, CFA
Trustmark National Bank

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The Lipper Mutual Funds Average is an equally weighted average of the mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gains distributions and income dividends.
The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2006. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Portfolio Review

The Large Cap Equity Fund
For the six months ended November 30, 2006, The Large Cap Equity Fund (the “Fund”), Institutional Class Shares returned 5.83% compared to the Standard & Poor’s 500 Stock Index (the “Index”), which returned 11.32%1. The Fund suffered from a severe pullback in several sectors that had performed strongly in the prior 18 months and in which the fund was overweighted, namely Industrials and Energy.
The top performing holdings in the Fund were evenly spread among a variety of sectors. This fact echoes the overall market trend of the past six months in which no one sector clearly outperformed the others. Allegheny Technologies (up 41.12%), Phelps Dodge (up 19.94%), and Nucor (up 16.40%) were the biggest positive contributors from the Materials sector in which the Fund has the largest overweight relative to the Index. Interestingly, Consumer Discretionary, and specifically retailers, was another segment of the Fund that saw large gains. Among those were Harley-Davidson (up 30.11%), J.C. Penny (up 27.78%), and V.F. Corp (up 21.59%). On the downside, energy holdings such as Baker Hughes, Transocean, and Hess hurt the Fund’s performance, falling 27%, 17%, and 16% respectively.
In analyzing the performance of the Index, a very selective number of index members have contributed to the overall market advance. Underneath this advance, the Fed has decided to pause in raising rates to take a wait-and-see stance to future economic data. Although the inflation has remained somewhat benign, the housing market continued its freefall to levels not seen since 2001. Corporate earnings remained strong with third quarter earnings coming in at over 20%, far exceeding the average analyst estimate.
Listed below are the top ten holdings of the Fund at November 30, 20062:

1.	ExxonMobil	5.97%
2.	Bank of America	3.16%
3.	JPMorgan Chase	2.83%
4.	Nucor	2.74%
5.	Allegheny Technologies	2.51%
6.	Hewlett-Packard	2.36%
7.	Microsoft	2.05%
8.	Marathon Oil	1.80%
9.	Merck	1.64%
10.	Praxair	1.59%
Signed,
Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.
Doug P. Muenzenmay, CFA
Portfolio Manager
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2006.
The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2006. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Portfolio Review

The Mid Cap Equity Fund
For the six months ended November 30, 2006, the Mid Cap Equity Fund (the “Fund”), Institutional Class Shares returned 1.03% compared to the Standard & Poor’s MidCap 400 Index, which returned 6.36%1. The Fund underperformed during this particular six-month period, which saw the market leaders of the previous quarters pull back sharply.
On the positive side, the Fund was favorably impacted from two main sectors. First in the Information Technology sector, Cognizant Technology Solutions (up 38.24%), Amphenol (up 22.78%), and Alliance Data Systems (up 21.93%) led the advance. Financials was the other sector, specifically the Fund’s holdings in a number of REITs, Developers Diversified (up 29.49%), AMB Property (up 26.11%), and Regency Centers (up 18.47%), had notable returns.
The Fund was hurt by the pullback in crude oil prices during the period, given it’s overweighted position in that area. Some of the notable negative returns within the Energy sector came from Arch Coal (down 37.11%), Peabody Energy (down 26.00%), Denbury Resources (down 19.66%), and Pride International (down 16.63%).
During the most recent months, Mid Cap stocks have underperformed larger capitalized stocks as measured by the S&P 500 Index relative to the S&P MidCap 400 Index. Midcaps have enjoyed an extended period of outperformance and are taking a much-needed rest. Market leadership has not definitely changed hands yet, and only time will tell which asset class performs best over the years to come.
Listed below are the top ten holdings of the Fund at November 30, 20062:

1.	Precision Castparts	4.02%
2.	XTO Energy	3.17%
3.	Cognizant Technology Solutions	2.83%
4.	MEMC Electronic Materials	2.44%
5.	W.R. Berkley	2.43%
6.	Smith International	2.20%
7.	Noble Energy	2.14%
8.	American Eagle Outfitters	2.11%
9.	Alliance Data Systems	1.90%
10.	Payless Shoesource	1.83%
Signed,
Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s MidCap 400 Stock Index (the “Index”) is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2006.
The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2006. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Portfolio Review

The Leaders Equity Fund
For the six months ended November 30, 2006, The Leaders Equity Fund (the “Fund”) Institutional Class Shares returned 1.54%1 while the Russell 1000 Index returned 11.09%2 and the Russell 1000 Growth Index returned 9.29%3. Essentially all of the Fund’s underperformance can be attributed to holdings within the Energy and Industrials sector, which experienced a stern correction during the period.
The Energy sector was punished especially as the price of oil retreated 11% during the six months to end at a price of $63 a barrel after starting the period near $71 a barrel. Therefore it is no surprise that some of the Fund’s worst performing holdings came from this sector, specifically Peabody Energy (down 26.13%), FMC Technologies (down 20.92%), and Baker Hughes (down 17.19%). On the positive side, the Funds’ holdings in the Information Technology sector performed admirably. Notable names were Cognizant Technology Solutions (up 38.24%), Freescale Semiconductor (up 26.31%), BMC Software (up 22.54%), and Hewlett-Packard (up 22.46%).
The economy in recent months has been convoluted at best. There is a clear dividing line among market pundits as to the future direction of the economy and the markets. On one side, there are those that believe the Federal Reserve has successfully guided the economy into a soft landing, and cite the low unemployment rate and the low inflation data as proof of that claim. The other side believes that as a result of the plummenting housing market and the inverted yield curve, the economy is headed for a recession or an overall slow-down at best sometime in 2007. Only time will tell which side will win the day, but there is no doubt that going forward, the market will be driven by the underlying economics.
Listed below are the top ten holdings of the Fund at November 30, 20064:

1.	Cognizant Technology Solutions	2.99%
2.	Precision Castparts	2.92%
3.	Albermarle	2.84%
4.	Goldman Sachs Group	2.78%
5.	Hewlett-Packard	2.73%
6.	Cummins	2.69%
7.	American Financial Group	2.66%
8.	Lockheed Martin	2.58%
9.	Gilead Sciences	2.55%
10.	AES Corp	2.52%

Signed, Douglas H. Ralston, CFA President Trustmark Investment Advisors, Inc.	Doug P. Muenzenmay, CFA Portfolio Manager Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

[3]	The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than average growth orientation.
The performance of these indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2006.
The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2006. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Portfolio Review

The Strategic Dividend Fund
In November 2006, The Strategic Dividend Equity Fund (the “Fund”) completed its second anniversary and continues to produce returns from its November 2004 inception ahead of the Standard & Poor’s 500 Index (“S&P 500”) and the benchmark Dow Jones Select Dividend Index. During the six month period ended November 30, 2006, the Fund’s Institutional Class Shares returned 11.16%1, slightly behind the Dow Jones Select Dividend Index, which returned 12.07%2, and the S&P 500 which returned 11.32%3 during that same time period. This relative underperformance is primarily attributable to sector weighting as the Fund was, relative to the Dow Jones Dividend Index, overweight the underperforming materials sector and underweight the outperforming utilities sector.
The holdings that performed particularly well during the period belonged to a variety of economic sectors, but were concentrated financial sector. Those financial holdings producing superior returns during the period included Equity Office Properties (+47%), Health Care Property Investors (+44%) and Boston Properties (+39%). Other outperforming holdings included AT&T (+30%) and ChevronTexaco (+21%). Underperforming holdings were found primarily in the technology and energy sectors, with Nam Tai Electronics falling nearly 10% and Valero Energy declining 13% during the six months ended November 30, 2006.
During the most recent six months, assets in the Fund have continued to increase, with the Fund’s total assets growing from approximately $33 million as of May 31, 2006, to over $54 million at November 30, 2006.
Listed below are the top ten holdings of the Fund at November 30, 20064:

1.	Boston Properties	2.53%
2.	Public Storage	2.38%
3.	Peoples Bank	2.36%
4.	OGE Energy	2.14%
5.	Altria Group	2.01%
6.	ChevronTexaco	1.98%
7.	AT&T	1.97%
8.	ConocoPhillips	1.89%
9.	Health Care Property	1.88%
10.	Duke Energy	1.87%
Signed,
L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[3]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2006.
The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2006. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Portfolio Review

Performance Advisor Lifestyle Series
The Performance Advisor Lifestyle Series (“PALS”) fund-of-funds produced solid returns from the investment in the Performance Funds family and were in line with their comparative benchmarks. During the first half of the fiscal year, a mix of well positioned asset allocations, albeit underperformance in a few of the underlying funds, led to modest positive gains.
There were significant allocation changes this summer in all three of the Lifestyle Funds that lead to positive results. The shift out of more volatile assets such as the Performance Mid Cap Equity Fund and the Performance Leaders Equity Fund and into the Performance Strategic Dividend Fund proved to be beneficial. The fixed income changes from the Performance Short Term Government Income Fund to the Performance Intermediate Term Income Fund were also timely.
As of November 30, 2006, the target allocations for each fund were as follows:

	Conservative	Moderate	Growth
Asset	Fund	Fund	Fund

Performance Money Market Fund	0%	0%	0%
Performance Short Term Government Income Fund	30%	25%	5%
Performance Intermediate Term Income Fund	30%	15%	15%
Performance Strategic Dividend Fund	20%	25%	20%
Performance Large Cap Equity Fund	10%	15%	25%
Performance Mid Cap Equity Fund	10%	15%	20%
Performance Leaders Equity Fund	0%	5%	15%
Stocks rebounded August through November after a correction that started in mid-May as measured by the S&P 500 Index1 (up 11.32% for the six months ending November). The smaller capitalization indexes also participated with similar returns (although with more volatility). This broad market rally would mark the way for an above average year for stocks. The six-month gains were also reflected in the Performance equity funds (Institutional Class Shares) returning +11.16%, +5.83%, +1.03% and +1.54% for the Strategic Dividend, Large Cap Equity, Mid Cap Equity, and Leaders Equity Funds, respectively. The Strategic Dividend Fund was the clear leader for the year given its composition of larger, high quality, higher-dividend-paying stocks that found favor in investors throughout the year.
Bond yields, as measured by the U.S. Treasury 10-year yield, topped out at around 5.25% only to retreat back to 4.46% by the end of November. This bond rally rewarded Management’s tactical asset allocation decisions of moving more money longer out the yield curve in August. Both the Short-Term Government Income Fund and the Intermediate Term Income Fund posted solid returns (+2.94% and +4.79%, respectively) during the semi-annual period. The conservative posture with respect to fixed income investments was also lifted in order to capitalize on the renewed bond market rally.

Results for the Performance Advisor Lifestyle Series (without Sales Charge) are listed below:

	Conservative	Moderate	Growth
Time Period	Fund	Fund	Fund

Fiscal Period (May 31, 2006 - November 30, 2006)	3.80%	2.98%	2.08%
One year (November 30, 2005 - November 30, 2006)	5.37%	5.35%	4.82%
Year-to-date (through November 30, 2006)	4.96%	4.67%	4.16%
Signed,
Ben Edwards
Portfolio Manager
Trustmark Investment Advisors

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Money market funds offer low risk and low return potential.

[1]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2006. The manager’s views are subject to change at any time based on the market and other conditions. The total returns set forth reflects the waiver of a portion of the Fund’s fees, without the waiver of these fees, total returns for the period would have been lower.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
November 30, 2006
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 53.0%
Federal Farm Credit Bank
$12,000,000	5.18%, 12/14/06†	$11,977,553
2,500,000	5.30%, 8/16/07	2,499,893
Federal Home Loan Bank
27,575,000	5.24%, 12/1/06†	27,575,000
25,000,000	5.07%, 12/6/06†	24,982,413
9,000,000	3.10%, 12/20/06	8,993,427
10,000,000	5.18%, 12/22/06†	9,969,801
20,000,000	5.19%, 12/27/06†	19,925,106
10,000,000	4.63%, 1/17/07 — 7/18/07	9,980,694
10,000,000	4.80%, 2/26/07	9,997,982
10,000,000	5.00%, 3/20/07 — 11/14/07	9,991,850
15,000,000	5.25%, 6/8/07 — 8/10/07	14,982,290
5,000,000	5.38%, 8/1/07	4,999,396
5,000,000	5.30%, 11/7/07	5,000,000
Federal Home Loan Mortgage Corporation
15,000,000	5.16%, 12/5/06†	14,991,408
40,000,000	5.13%, 12/26/06†	39,857,431
Federal National Mortgage Association
30,000,000	5.10%, 1/3/07†	29,859,750
10,000,000	5.00%, 1/15/07	9,997,038
5,000,000	5.25%, 4/15/07	4,999,031
10,000,000	4.25%, 7/15/07	9,944,521
3,000,000	5.20%, 9/28/07	3,000,199

Total U.S. Government Agency Securities		273,524,783

Commercial Paper — 35.3%†
Beverages 1.9%
10,000,000	Coca-Cola Company, 5.18%, 12/14/06	9,981,295

Consumer Goods & Services — 3.9%
20,000,000	Proctor & Gamble Company, 5.21%, 12/19/06	19,947,900

Energy — 3.9%
20,000,000	Chevron Funding Corporation, 5.22%, 1/12/07	19,878,200

Financial Services — 14.9%
15,000,000	Bear Stearns Company, 5.24%, 12/15/06	14,969,433
22,000,000	General Electric Capital Corporation, 5.24%, 12/8/06	21,977,585
20,000,000	Merrill Lynch & Company, 5.21%, 12/12/06	19,968,161
	National Rural Utilities
15,000,000	5.24%, 12/4/06	14,993,450
5,000,000	5.24%, 12/7/06	4,995,633

		76,904,262

Health Care — 7.8%
23,500,000	Abbott Laboratories, 5.20%, 12/5/06	23,486,412
17,000,000	DuPont, 5.20%, 12/15/06	16,965,622

		40,452,034

Newspaper — 2.9%
15,000,000	Gannett Company, 5.28%, 12/13/06	14,973,600

Total Commercial Paper		182,137,291

Corporate Bonds — 3.9%
Financial Services — 3.9%
15,000,000	Bank of America, 5.32%*, 2/23/07	15,000,120
5,000,000	Bear Stearns Company Inc., 5.53%*, 1/16/07	5,001,211

Total Corporate Bonds		20,001,331

Municipal Bond — 1.3%
Mississippi — 1.3%
6,580,000	Mississippi Business Finance Corporation, 5.38%*, 4/1/21, (LOC Bank of America)	6,580,000

Certificates of Deposit — 3.8%
First Tennessee Bank
10,000,000	5.28%, 12/7/06	10,000,000
10,000,000	5.30%, 1/29/07	10,000,000

Total Certificates of Deposit		20,000,000

Repurchase Agreement — 5.7%
29,519,012	Bank of America Securities, 5.27%, 12/1/06, with a maturity value of $29,523,333 (fully collateralized by Federal National Mortgage Association notes with a maturity date of 10/27/11 and a value of $30,109,392)	29,519,012

Total Repurchase Agreement		29,519,012

Total Investments (Cost $531,762,417)(a) — 103.0%		531,762,417
Liabilities, Less Cash and Other Assets — (3.0)%		(15,610,408)

NET ASSETS — 100.0%		$516,152,009

(a)	Cost for federal income tax and financial reporting purposes are the same.

†	Rate represents the effective yield at November 30, 2006.

*	Variable or Floating Rate Security. Rate disclosed is as of November 30, 2006.

LOC	Letter of Credit
See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
November 30, 2006
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 92.6%
Federal Farm Credit Bank — 2.9%
$2,500,000	3.40%, 8/27/08	$2,440,775

Federal Home Loan Bank — 40.4%
2,000,000	4.00%, 3/10/08	1,977,842
5,000,000	4.13%, 10/26/07 — 4/18/08	4,956,000
2,000,000	4.63%, 1/18/08	1,992,324
6,000,000	4.75%, 3/14/08 — 12/12/08	5,991,690
8,000,000	5.00%, 9/12/08 — 10/2/09	8,046,694
6,000,000	5.13%, 6/13/08 — 6/18/08	6,029,268
5,000,000	5.25%, 6/12/09 — 9/11/09	5,060,223

		34,054,041

Federal Home Loan Mortgage Corporation — 22.9%
1,657,333	3.50%, 9/15/22, Series 2715 QB	1,637,910
3,000,000	3.88%, 6/15/08	2,959,680
1,000,000	4.00%, 1/14/09	981,934
2,801,344	4.00%, 5/15/22, Series 2693 JC	2,788,010
2,350,000	4.50%, 8/22/07	2,337,966
320,943	4.50%, 12/15/17, Series 2690 TB	320,109
3,000,000	5.00%, 1/28/08	2,994,912
1,288,601	5.00%, 9/15/12, Series 2702 WA	1,284,078
2,000,000	5.13%, 4/18/08	2,007,182
2,000,000	5.38%, 5/15/08	2,002,526

		19,314,307

Federal National Mortgage Association — 21.5%
2,830,000	3.60%, 3/3/09	2,758,118
2,000,000	3.88%, 2/1/08	1,975,566
4,500,000	4.00%, 1/26/09	4,425,534
3,000,000	4.20%, 6/8/09	2,957,844
2,000,000	4.40%, 2/4/08	1,987,308
2,000,000	5.10%, 2/22/08	1,999,170
2,000,000	5.38%, 8/15/09	2,030,940

		18,134,480

Government National Mortgage Association — 4.9%
2,329,603	3.25%, 6/16/27, Series 2004-26 HD	2,270,299
1,903,579	3.47%, 4/20/34, Series 2004-22 BK	1,840,970

		4,111,269

Total U.S. Government Agency Securities		78,054,872

U.S. Treasury Notes — 1.8%
1,500,000	4.50%, 2/15/09	1,497,657
Corporate Bonds — 3.6%
Financial Services — 3.6%
1,000,000	General Electric Capital Corporation, 8.75%, 5/21/07	1,015,464
1,000,000	International Lease Finance Corporation, 3.75%, 8/1/07	989,270
1,000,000	Landwirtschaftliche Rentenbank, 5.16%, 2/27/09	1,001,752

Total Corporate Bonds		3,006,486

Investment Company — 0.9%
772,819	Performance Money Market Fund, Institutional Class(b)	772,819

Total Investment Company		772,819

Total Investments (Cost $83,689,029)(a) — 98.9%		83,331,834
Cash and Other Assets, Less Liabilities — 1.1%		928,409

NET ASSETS — 100.0%		$84,260,243

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$244,446
Unrealized depreciation	(601,641)

Net unrealized depreciation	$(357,195)

(b)	Investment in affiliate.
See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
November 30, 2006
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 62.9%
Federal Agricultural Mortgage Corporation
$1,000,000	5.93%, 6/4/08	$1,016,040
Federal Farm Credit Bank
2,000,000	5.30%, 4/6/20	2,073,494
2,000,000	5.88%, 7/28/08	2,033,520
Federal Home Loan Bank
2,000,000	5.25%, 6/18/14	2,063,334
2,000,000	5.38%, 8/19/11	2,054,664
Federal Home Loan Mortgage Corporation
3,000,000	4.50%, 11/15/13, Series 2770 UH	2,973,150
2,000,000	4.50%, 2/15/15, Series 2658 PD	1,973,720
3,000,000	4.50%, 7/15/15, Series 2633 PC	2,961,420
2,000,000	5.00%, 4/15/34, Series 2780 TG	1,913,380
1,000,000	5.00%, 5/15/34, Series 2922 QE	971,190
2,000,000	5.00%, 2/15/36, Series 3113 QE	1,897,920
2,000,000	5.50%, 7/18/16	2,110,560
500,000	6.63%, 9/15/09	524,650
Federal National Mortgage Association
2,000,000	3.88%, 2/15/10	1,949,154
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	922,197
942,277	4.00%, 12/25/29, Series 2003-27 EC	911,447
3,000,000	4.50%, 5/25/15, Series 2003-54 TC	2,959,160
2,000,000	5.00%, 4/15/15	2,035,834
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	2,979,530
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,020,392
200,143	7.00%, 4/1/20, Pool #253299	207,295
77,106	7.50%, 9/1/29, Pool #252717	80,637
Government National Mortgage Association
449,137	4.00%, 4/16/28, Series 2003-34 PH	444,628
2,216,755	5.00%, 12/20/31, Series 2006-27 CB	2,183,722
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,617,815
3,000,000	5.50%, 4/20/30, Series 2003-86 QD	3,023,850
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,018,500
141,328	7.00%, 10/15/29, Pool #510559	146,255
102,374	7.50%, 10/15/29, Pool #510534	106,885
182,999	8.00%, 2/15/30, Pool #529127	194,180
2,522	9.00%, 3/15/20, Pool #271741	2,716
Tennessee Valley Authority
3,500,000	6.00%, 3/15/13	3,726,786
2,000,000	7.14%, 5/23/12	2,215,460

Total U.S. Government Agency Securities		56,313,485

U.S. Treasury Bills — 11.0%†
4,000,000	4.85%, 12/21/06 — 1/25/07	3,979,478
2,000,000	4.87%, 2/22/07	1,977,360
2,000,000	4.88%, 3/15/07	1,971,648
2,000,000	5.26%, 4/26/07	1,960,012

Total U.S. Treasury Bills		9,888,498

U.S. Treasury Notes — 6.9%
2,000,000	4.75%, 5/15/14	2,038,046
2,000,000	4.88%, 7/31/11	2,035,468
2,000,000	5.13%, 5/15/16‡	2,100,312

Total U.S. Treasury Notes		6,173,826

U.S. Treasury Strip — 0.9%†
2,000,000	5.05%, 11/15/26	788,360

Corporate Bonds — 14.2%
Aerospace/ Defense — 0.5%
500,000	Rockwell International Corporation, 6.15%, 1/15/08	503,090

Beverages — 1.2%
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,054,160

Chemicals — 0.3%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	258,440

Consumer Non-Durable — 0.3%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	277,465

Electrical Components & Equipment — 1.2%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,070,370

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
November 30, 2006
(Unaudited)

Principal
Amount	Security Description	Value

Corporate Bonds (continued)
Financial Services — 5.2%
$500,000	Bankers Trust Corporation, 7.50%, 11/15/15	$571,735
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	255,965
500,000	CNA Financial Corporation, 6.60%, 12/15/08	512,321
1,000,000	Ford Motor Credit Corporation, 7.75%, 2/15/07	1,001,904
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	729,209
500,000	Household Finance Corporation, 6.88%, 3/1/07	501,445
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	567,295
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	509,511

		4,649,385

Food Service — 2.3%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,059,570
1,000,000	H.J. Heinz Company, 6.00%, 3/15/08	1,003,974

		2,063,544

Railroads — 1.2%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,050,190

Telecommunications — 1.4%
500,000	AT&T Corporation, 6.00%, 3/15/09	509,656
250,000	Motorola, Inc., 6.50%, 3/1/08	254,165
240,000	Southern New England Telephone Company, 7.13%, 8/1/07	242,638
250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26, Callable 10/15/07 @102.83	257,757

		1,264,216

Utilities — 0.6%
250,000	Northern States Power Company, 7.13%, 7/1/25	294,910
250,000	PacifiCorp, 6.63%, 6/1/07	251,406

		546,316

Total Corporate Bonds		12,737,176

Investment Company — 3.6%
3,211,829	Performance Money Market Fund, Institutional Class(b)	3,211,829

Total Investment Company		3,211,829

Total Investments (Cost $87,426,824)(a) — 99.5%		89,113,173
Cash and Other Assets, Less Liabilities — 0.5%		481,432

NET ASSETS — 100.0%		$89,594,605

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,060,488
Unrealized depreciation	(374,139)

Net unrealized appreciation	$1,686,349

(b)	Investment in affiliate

†	Rate represents the effective yield at November 30, 2006.

‡	A portion or all of the security was held on loan.
See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Common Stocks — 97.8%
Aerospace/ Defense — 3.7%
9,000	General Dynamics Corporation	$673,560
8,000	Lockheed Martin Corporation	723,600
9,500	Northrop Grumman Corporation	635,835
14,000	United Technologies Corporation	903,420

		2,936,415

Beverages — 1.9%
15,000	Anheuser-Busch Companies., Inc.	712,650
12,000	PepsiCo, Inc.	743,640

		1,456,290

Capital Goods — 0.9%
10,000	Lexmark International, Inc.(b)	689,800

Chemicals — 2.4%
35,000	Hercules, Inc.(b)	652,050
20,000	Praxair, Inc.	1,248,000

		1,900,050

Commercial Services — 1.4%
44,000	Convergys Corporation(b)	1,061,280

Construction — 5.3%
22,000	Allegheny Technologies, Inc.	1,972,300
36,000	Nucor Corporation	2,154,600

		4,126,900

Consumer Goods & Services — 1.9%
11,000	Harley-Davidson, Inc.	811,470
950	Idearc, Inc.(b)	26,163
15,000	Marriott International, Inc., Class A	677,250

		1,514,883

Consumer Products — 4.4%
17,000	Campbell Soup Company	647,190
14,000	General Mills, Inc.	783,300
30,000	Mattel, Inc.	658,500
7,000	NIKE, Inc., Class B	692,650
39,000	Xerox Corporation(b)	643,500

		3,425,140

Diversified — 8.1%
27,000	Applera Corporation — Applied Biosystems Group	983,880
9,000	Danaher Corporation	658,080
9,000	Emerson Electric Company	780,300
30,000	General Electric Company	1,058,400
6,000	Phelps Dodge Corporation	738,000
7,000	Textron, Inc.	682,150
18,000	Thermo Electron Corporation(b)	788,940
13,000	Waters Corporation(b)	650,520

		6,340,270

Electronics — 1.7%
15,000	International Game Technology	656,700
19,000	NVIDIA Corporation(b)	702,810

		1,359,510

Energy — 10.4%
11,000	ChevronTexaco Corporation	795,520
11,000	Exelon Corporation	668,030
61,000	ExxonMobil Corporation	4,685,410
18,000	PPL Corporation	654,300
12,000	Sempra Energy	654,000
30,000	The AES Corporation(b)	701,100

		8,158,360

Financial Services — 13.1%
46,000	Bank of America Corporation	2,477,100
4,000	Bear Stearns Companies, Inc.	609,920
5,000	Goldman Sachs Group, Inc. (The)	974,000
48,000	JPMorgan Chase & Company	2,221,440
15,000	Morgan Stanley	1,142,400
13,000	Northern Trust Corporation	740,480
11,000	PNC Financial Services Group, Inc.	777,590
11,000	Principal Financial Group, Inc.	635,250
20,000	Wells Fargo & Company	704,800

		10,282,980

Health Care — 4.3%
9,000	Becton, Dickinson & Company	645,480
10,000	C.R. Bard, Inc.	822,900
13,000	Manor Care, Inc.	617,760
29,000	Merck & Company, Inc.	1,290,790

		3,376,930

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)
Health Care (continued)
Insurance — 3.2%
12,000	Lincoln National Corporation	$763,080
17,500	MetLife, Inc.	1,027,775
12,000	Torchmark Corporation	758,640

		2,549,495

Machinery — 0.9%
6,000	Cummins, Inc.	719,520

Multimedia — 2.5%
10,000	McGraw-Hill Companies, Inc. (The)	666,500
33,000	Time Warner, Inc.	664,620
20,000	Walt Disney Company (The)	661,000

		1,992,120

Oil & Gas — 2.7%
15,000	Marathon Oil Corporation	1,415,700
10,000	Schlumberger, Ltd.	684,800

		2,100,500

Real Estate Investment Trusts — 1.9%
8,000	Public Storage, Inc.	770,240
6,000	Vornado Realty Trust	756,660

		1,526,900

Retail — 9.3%
30,000	Big Lots, Inc.(b)	669,300
16,000	Coach, Inc.(b)	691,360
10,000	J.C. Penney Company, Inc.	773,400
9,000	Kohl’s Corporation(b)	626,400
15,000	McDonald’s Corporation	629,550
14,000	Nordstrom, Inc.	686,280
14,000	Office Depot, Inc.(b)	530,040
13,000	OfficeMax, Inc.	611,910
21,000	Safeway, Inc.	647,010
11,000	Sherwin-Williams Company (The)	688,050
9,500	V.F. Corporation	744,705

		7,298,005

Software — 8.4%
23,000	BMC Software, Inc.(b)	748,880
47,000	Hewlett-Packard Company	1,854,620
7,000	International Business Machines Corporation	643,440
26,000	Intuit, Inc.(b)	818,480
55,000	Microsoft Corporation	1,613,150
50,000	Oracle Corporation(b)	951,500

		6,630,070

Telecommunications — 5.0%
22,000	AT&T, Inc.	746,020
20,000	BellSouth Corporation	891,800
36,000	Cisco Systems, Inc.(b)	967,680
44,000	Citizens Communications Company	623,480
19,000	Verizon Communications, Inc.	663,860

		3,892,840

Utilities — 3.5%
16,000	American Electric Power Company, Inc.	664,160
41,000	CenterPoint Energy, Inc.	670,350
20,000	Duke Energy Corporation	634,400
13,000	FirstEnergy Corporation	777,920

		2,746,830

Waste Management — 0.9%
19,000	Waste Management, Inc.	695,590

Total Common Stocks		76,780,678

Investment Companies — 2.2%
19,000	NASDAQ-100 Trust Series 1	836,760
871,985	Performance Money Market Fund, Institutional Class(c)	871,985

Total Investment Companies		1,708,745

Total Investments (Cost $62,567,306)(a) — 100.0%		78,489,423
Cash and Other Assets, Less Liabilities — 0.0%		14,311

NET ASSETS — 100.0%		$78,503,732

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$16,103,483
Unrealized depreciation	(181,366)

Net unrealized appreciation	$15,922,117

(b)	Non-income producing security.

(c)	Investment in affiliate, represents 1.1% of the fund.
See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Common Stocks 97.2%
Airlines — 0.5%
9,000	Alaska Air Group, Inc.(b)	$370,170

Capital Goods — 7.6%
28,000	Commercial Metals Company	813,400
20,000	Granite Construction, Inc.	1,032,000
40,000	Precision Castparts Corporation	3,018,400
26,000	Steel Dynamics, Inc.	845,520

		5,709,320

Chemicals — 5.2%
27,000	Airgas, Inc.	1,148,850
18,000	Albemarle Corporation	1,255,320
11,000	FMC Corporation	779,680
30,000	Lyondell Chemical Company	741,000

		3,924,850

Commercial Services — 1.9%
22,000	Alliance Data Systems Corporation(b)	1,423,620

Consumer Goods & Services — 5.1%
11,000	Bob Evans Farms, Inc.	373,670
8,000	ITT Educational Services, Inc.(b)	548,560
12,000	Manpower Inc.	852,000
27,000	Republic Services, Inc., Class A	1,119,960
30,000	Sotheby’s	932,700

		3,826,890

Consumer Products — 1.2%
23,000	Hormel Foods Corporation	871,240

Diversified — 4.3%
12,000	Carlisle Companies, Inc.	982,680
13,000	Harsco Corporation	1,014,390
24,000	Roper Industries, Inc.	1,231,440

		3,228,510

Electronics — 2.4%
46,000	MEMC Electronic Materials, Inc.(b)	1,830,800

Energy — 7.1%
8,000	Grant Prideco, Inc.(b)	350,560
9,000	Newfield Exploration Company(b)	447,930
30,000	Noble Energy, Inc.	1,605,000
24,000	ONEOK, Inc.	1,037,760
16,000	Peabody Energy Corporation	736,160
13,000	Questar Corporation	1,121,250

		5,298,660

Financial Services — 3.1%
17,000	A.G. Edwards, Inc.	983,450
1	Fidelity National Information Services, Inc.	31
14,000	Leucadia National Corporation	386,260
16,000	SEI Investments Company	931,040

		2,300,781

Health Care — 5.2%
17,000	Covance, Inc.(b)	1,017,790
25,000	DENTSPLY International, Inc.	798,250
17,000	Henry Schein, Inc.(b)	876,010
27,000	Vertex Pharmaceuticals, Inc.(b)	1,196,100

		3,888,150

Insurance — 5.8%
22,000	American Financial Group, Inc.	1,148,620
19,906	Fidelity National Financial, Inc., Class A	450,672
30,000	HCC Insurance Holdings, Inc.	905,700
52,000	W.R. Berkley Corporation	1,823,640

		4,328,632

Machinery — 1.1%
18,000	Joy Global, Inc.	790,200

Oil & Gas — 11.3%
19,000	Cameron International Corporation(b)	1,032,080
21,000	FMC Technologies, Inc.(b)	1,260,210
36,000	MDU Resources Group, Inc.	948,240
39,000	Smith International, Inc.	1,652,040
10,000	Southwestern Energy Company(b)	421,300
18,000	Weatherford International, Inc.(b)	808,380
47,000	XTO Energy, Inc.	2,378,200

		8,500,450

Real Estate Investment Trusts — 5.7%
21,000	AMB Property Corporation	1,286,670
16,000	Developers Diversified Realty	1,036,480
11,000	Macerich Company (The)	940,170
13,000	Regency Centers Corporation	1,026,740

		4,290,060

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued) Rental & Leasing — 1.5%
42,000	Rent-A-Center, Inc.(b)	$1,148,280

Retail — 7.8%
7,000	Abercrombie & Fitch Company, Class A	472,080
35,000	American Eagle Outfitters, Inc.	1,581,300
22,000	AnnTaylor Stores Corporation(b)	759,000
22,000	Carmax, Inc.(b)	1,015,080
12,000	Dollar Tree Stores, Inc.(b)	360,120
44,000	Payless Shoesource, Inc.(b)	1,372,360
4,000	Polo Ralph Lauren Corporation	312,800

		5,872,740

Software — 1.1%
30,000	CSG Systems International, Inc.(b)	831,900

Technology — 9.0%
24,000	AMETEK, Inc.	782,640
13,000	CDW Corporation	916,500
26,000	Cognizant Technology Solutions Corporation, Class A, Class A(b)	2,120,560
17,000	Lam Research Corporation(b)	894,200
17,000	Newport Corporation(b)	369,410
9,000	The Dun & Bradstreet Corporation(b)	739,980
46,000	Western Digital Corporation(b)	943,920

		6,767,210

Telecommunications — 3.5%
17,000	Amphenol Corporation, Class A	1,158,210
23,000	CommScope, Inc.(b)	693,910
18,000	Harris Corporation	757,980

		2,610,100

Transportation — 1.8%
17,000	C.H. Robinson Worldwide, Inc.	748,000
14,000	Expeditors International Of Washington, Inc.	633,360

		1,381,360

Utilities — 5.0%
25,000	Alliant Energy Corporation	972,500
24,000	National Fuel Gas Company	909,600
36,000	Pepco Holdings, Inc.	922,680
21,000	Wisconsin Energy Corporation	982,380

		3,787,160

Total Common Stocks		72,981,083

Investment Company — 2.9%
2,171,291	Performance Money Market Fund, Institutional Class(c)	2,171,291

Total Investment Company		2,171,291

Total Investments (Cost $58,933,363)(a) — 100.1%		75,152,374
Liabilities, Less Cash and Other Assets — (0.1)%		(102,975)

NET ASSETS — 100.0%		$75,049,399

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$16,738,886
Unrealized depreciation	(519,875)

Net unrealized appreciation	$16,219,011

(b)	Non-income producing security.

(c)	Investment in affiliate.
See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Common Stocks — 96.1%
Aerospace/ Defense — 4.6%
13,000	General Dynamics Corporation	$972,920
14,000	Lockheed Martin Corporation	1,266,300

		2,239,220

Capital Goods — 5.0%
15,000	Lexmark International, Inc.(b)	1,034,700
19,000	Precision Castparts Corporation	1,433,740

		2,468,440

Chemicals — 4.8%
20,000	Albemarle Corporation	1,394,800
52,000	Hercules, Inc.(b)	968,760

		2,363,560

Commercial Services — 6.9%
19,000	Alliance Data Systems Corporation(b)	1,229,490
45,000	Convergys Corporation	1,085,400
55,000	Gartner Group, Inc.	1,060,400

		3,375,290

Diversified — 4.8%
32,000	Applera Corporation — Applied Biosystems Group	1,166,080
34,000	Pactiv Corporation(b)	1,171,300

		2,337,380

Energy — 4.9%
53,000	AES Corporation (The)(b)	1,238,610
27,000	ONEOK, Inc.	1,167,480

		2,406,090

Financial Services — 13.4%
18,000	A.G. Edwards, Inc.	1,041,300
7,000	Goldman Sachs Group, Inc. (The)	1,363,600
13,000	Morgan Stanley	990,080
19,000	Principal Financial Group, Inc.	1,097,250
21,000	SEI Investments Company	1,221,990
20,000	T. Rowe Price Group, Inc.	866,600

		6,580,820

Gas — 2.0%
16,000	Praxair, Inc.	998,400

Health Care — 4.6%
19,000	Gilead Sciences, Inc.(b)	1,252,480
23,000	Merck & Company, Inc.	1,023,730

		2,276,210

Insurance — 2.6%
25,000	American Financial Group, Inc.	1,305,250

Machinery — 4.5%
11,000	Cummins, Inc.	1,319,120
25,000	Donaldson Company, Inc.	875,250

		2,194,370

Multimedia — 2.2%
16,000	McGraw-Hill Companies, Inc. (The)	1,066,400

Real Estate Investment Trusts — 2.3%
19,000	Archstone-Smith Trust	1,139,620

Retail — 10.3%
24,000	AnnTaylor Stores Corporation(b)	828,000
25,000	Coach, Inc.(b)	1,080,250
15,000	J.C. Penney Company, Inc.	1,160,100
33,000	Newell Rubbermaid, Inc.	940,170
21,000	Nordstrom, Inc.	1,029,420

		5,037,940

Software — 7.3%
29,000	Advent Software, Inc.(b)	1,060,240
36,000	BMC Software, Inc.(b)	1,172,160
34,000	Hewlett-Packard Company	1,341,640

		3,574,040

Technology — 5.2%
18,000	Cognizant Technology Solutions Corporation, Class A(b)	1,468,080
49,000	Newport Corporation(b)	1,064,770

		2,532,850

Telecommunications — 6.3%
17,000	Amphenol Corporation, Class A	1,158,210
33,000	AT&T, Inc.	1,119,030
28,000	CommScope, Inc.(b)	844,760

		3,122,000

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued) Utilities — 4.4%
24,000	Allegheny Energy, Inc.(b)	$1,064,640
28,000	Alliant Energy Corporation	1,089,200

		2,153,840

Total Common Stocks		47,171,720

Investment Company — 3.9%
1,930,379	Performance Money Market Fund, Institutional Class(c)	1,930,379

Total Investment Company		1,930,379

Total Investments (Cost $43,018,789)(a) — 100.0%		49,102,099
Liabilities, Less Cash and Other Assets — 0.0%		(351)

NET ASSETS — 100.0%		$49,101,748

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,554,183
Unrealized depreciation	(470,873)

Net unrealized appreciation	$6,083,310

(b)	Non-income producing security.

(c)	Investment in affiliate.
See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Common Stocks — 90.7%
Business Equipment & Services — 1.5%
18,130	Pitney Bowes, Inc.	$835,612

Capital Goods — 0.8%
24,930	Nam Tai Electronics, Inc.	414,337

Chemicals — 4.5%
18,640	Dow Chemical Company	745,786
18,830	DuPont De Nemours E.I.	883,692
31,760	Lyondell Chemical Company	784,472
1,286	Tronox, Inc., Class B	19,123

		2,433,073

Consumer Goods & Services — 3.6%
10,190	3M Company	830,077
12,960	Altria Group, Inc.	1,091,362
1,086	Idearc, Inc.(b)	29,895

		1,951,334

Diversified — 3.2%
27,700	Alcoa, Inc.	863,409
24,950	General Electric Company	880,236

		1,743,645

Energy — 17.9%
18,690	BJ Services Company	631,161
24,580	Chesapeake Energy Corporation	836,457
14,820	ChevronTexaco Corporation	1,071,782
15,220	ConocoPhillips	1,024,306
9,990	Diamond Offshore Drilling, Inc.	775,424
5,860	Eni SpA — ADR	386,291
32,950	Enterprise Products Partners, LP	931,826
15,090	GlobalSantaFe Corporation	905,400
17,910	Kinder Morgan Energy Partners, LP	868,456
13,500	ONEOK, Inc.	583,740
36,490	Penn Virginia Resource Partners, LP	935,969
13,370	Valero Energy Corporation	736,286

		9,687,098

Financial Services — 17.7%
18,540	Bank of America Corporation	998,379
18,760	Citigroup, Inc.	930,308
13,900	Comerica, Inc.	809,675
32,590	FirstMerit Corporation	772,383
21,860	JPMorgan Chase & Company	1,011,681
25,910	KeyCorp	935,351
28,700	People’s Bank	1,279,733
24,300	San Juan Basin Royalty Trust	944,298
29,580	U.S. Bancorp	995,071
21,350	Washington Mutual, Inc.	932,568

		9,609,447

Health Care — 6.6%
17,770	Abbott Laboratories	829,148
38,660	Bristol-Myers Squibb Company	959,928
13,400	Johnson & Johnson	883,194
32,670	Pfizer, Inc.	898,098

		3,570,368

Insurance — 1.6%
13,920	Allstate Corporation	883,642

Machinery — 1.0%
11,780	Joy Global, Inc.	517,142

Paper Products — 1.5%
20,840	Temple-Inland, Inc.	814,844

Railroads — 3.7%
13,470	Burlington Northern Santa Fe Corporation	1,012,405
11,140	Union Pacific Corporation	1,008,393

		2,020,798

Real Estate Investment Trusts — 10.4%
18,730	AMB Property Corporation	1,147,587
11,730	Boston Properties, Inc.	1,372,997
28,130	Health Care Property Investors, Inc.	1,020,275
22,470	Plum Creek Timber Company, Inc.	837,232
13,390	Public Storage, Inc.	1,289,189

		5,667,280

Telecommunications — 3.4%
31,520	AT&T, Inc.	1,068,843
21,710	Verizon Communications, Inc.	758,548

		1,827,391

Transportation — 1.0%
11,840	Frontline, Ltd.	422,688
4,720	Ship Finance International, Ltd.	105,020

		527,708

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)
Utilities — 12.3%
11,210	Dominion Resources, Inc.	$905,095
32,050	Duke Energy Corporation	1,016,626
26,770	Great Plains Energy, Inc.	846,200
37,800	NiSource, Inc.	932,148
29,630	OGE Energy Corporation	1,162,088
19,070	Progress Energy, Inc.	910,974
25,040	Southern Company	907,700

		6,680,831

Total Common Stocks		49,184,550

Exchange Traded Fund — 2.0%
15,330	iShares Trust DJ Select Dividend	1,070,647

Investment Companies — 4.6%
74,190	John Hancock Bank and Thrift Opportunity Fund	732,997
897,959	Performance Money Market Fund, Institutional Class(c)	897,959
51,890	Pimco Corporate Opportunity Fund	879,017

Total Investment Companies		2,509,973

Total Investments (Cost $48,003,476)(a) — 97.3%		52,765,170
Cash and Other Assets, Less Liabilities — 2.7%		1,463,109

NET ASSETS — 100.0%		$54,228,279

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,670,379
Unrealized depreciation	(908,685)

Net unrealized appreciation	$4,761,694

(b)	Non-income producing security.

(c)	Investment in affiliate, represents 1.7% of the fund.
ADR — American Depositary Receipt
LP — Limited Partnership
SpA — Societa per Azioni
See notes to financial statements.

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Investment Companies — 101.2%
51,106	Performance Intermediate Term Income Fund, Institutional Class(c)	$520,257
59,108	Performance Large Cap Equity Fund, Institutional Class(c)	883,667
53,526	Performance Leaders Equity Fund, Institutional Class(b)(c)	529,912
33,576	Performance Mid Cap Equity Fund, Institutional Class(c)	530,839
167,444	Performance Money Market Fund, Institutional Class(c)	167,444
13,881	Performance Short Term Government Income Fund, Institutional Class(c)	135,480
59,776	Performance Strategic Dividend Fund, Institutional Class(c)	705,358

Total Investment Companies		3,472,957

Total Investments (Cost $3,372,296)(a) — 101.2%		3,472,957
Liabilities, Less Cash and Other Assets — (1.2)%		(41,428)

NET ASSETS — 100.0%		$3,431,529

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$113,152
Unrealized depreciation	(12,491)

Net unrealized appreciation	$100,661

(b)	Non-income producing security.

(c)	Investment in affiliate.
See notes to financial statements.

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Investment Companies — 99.7%
95,354	Performance Intermediate Term Income Fund, Institutional Class(c)	$970,706
65,829	Performance Large Cap Equity Fund, Institutional Class(c)	984,137
33,099	Performance Leaders Equity Fund, Institutional Class(b)(c)	327,683
60,329	Performance Mid Cap Equity Fund, Institutional Class(c)	953,808
314,778	Performance Money Market Fund, Institutional Class(c)	314,778
131,995	Performance Short Term Government Income Fund, Institutional Class(c)	1,288,268
138,096	Performance Strategic Dividend Fund, Institutional Class(c)	1,629,533

Total Investment Companies		6,468,913

Total Investments (Cost $6,216,150)(a) — 99.7%		6,468,913
Cash and Other Assets, Less Liabilities — 0.3%		18,066

NET ASSETS — 100.0%		$6,486,979

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$260,908
Unrealized depreciation	(8,145)

Net unrealized appreciation	$252,763

(b)	Non-income producing security.

(c)	Investment in affiliate.
See notes to financial statements.

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
November 30, 2006
(Unaudited)

Shares	Security Description	Value

Investment Companies — 97.9%
86,809	Performance Intermediate Term Income Fund, Institutional Class(b)	$883,715
19,691	Performance Large Cap Equity Fund, Institutional Class(b)	294,377
18,643	Performance Mid Cap Equity Fund, Institutional Class(b)	294,748
138,873	Performance Money Market Fund, Institutional Class(b)	138,873
74,951	Performance Short Term Government Income Fund, Institutional Class(b)	731,519
49,688	Performance Strategic Dividend Fund, Institutional Class(b)	586,315

Total Investment Companies		2,929,547

Total Investments (Cost $2,839,507)(a) — 97.9%		2,929,547
Cash and Other Assets, Less Liabilities — 2.1%		61,629

NET ASSETS — 100.0%		$2,991,176

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$95,419
Unrealized depreciation	(5,379)

Net unrealized appreciation	$90,040

(b)	Investment in affiliate.
See notes to financial statements.

(This page intentionally left blank)

Performance Funds Trust
Statements of Assets and Liabilities
November 30, 2006
(Unaudited)

		The Short Term	The Intermediate
	The Money	Government	Term Income
	Market Fund	Income Fund	Fund

Assets:

Investments in Unaffiliated securities, at value	$531,762,417	$82,559,015	$85,901,344
Investments in Affiliated securities, at value	—	772,819	3,211,829

Total Investments	531,762,417	83,331,834	89,113,173

Cash	—	—	—
Interest and dividends receivable	1,600,028	1,095,680	694,815
Receivable for capital shares issued	—	162,565	157,144
Receivable for investments sold	—	—	—
Prepaid expenses	33,484	7,000	4,536

Total Assets	533,395,929	84,597,079	89,969,668

Liabilities:

Payable to custodian	571	—	—
Dividends payable	1,913,257	269,779	318,384
Payable for investments purchased	15,093,133	—	—
Payable for capital shares redeemed	—	5,420	4,738
Accrued expenses and other liabilities:
Advisory	111,590	27,673	33,407
Administration	3,349	643	584
Service Organization	—	4,850	5,212
Accounting	3,445	1,921	1,995
Distribution	6,443	1,132	1,461
Custodian	17,168	2,767	2,905
Transfer agent	14,378	5,193	4,778
Trustee	228	196	193
Chief Compliance Officer	4,099	1,254	156
Other	76,259	16,008	1,250

Total Liabilities	17,243,920	336,836	375,063

Net Assets	$516,152,009	$84,260,243	$89,594,605

Composition of Net Assets:

Capital	$516,193,514	$87,106,460	$90,743,891
Undistributed/(distributions in excess of) net investment income	(32,080)	(63,487)	(35,772)
Accumulated net realized gains/(losses) from investment transactions	(9,425)	(2,425,535)	(2,799,863)
Net unrealized appreciation/(depreciation) from investment transactions	—	(357,195)	1,686,349

Net Assets	$516,152,009	$84,260,243	$89,594,605

Institutional Class Shares:

Net Assets	$486,031,281	$78,707,175	$83,321,258
Shares Outstanding	486,059,387	8,066,891	8,182,744
Net Asset Value, Offering Price and Redemption Price per share	$1.00	$9.76	$10.18

Class A Shares:

Net Assets	$30,019,458	$5,553,068	$5,967,053
Shares Outstanding	30,023,142	569,432	586,510
Net Asset Value and Redemption Price per share	$1.00	$9.75	$10.17

Maximum sales charge	N/A	3.00%	5.25%

Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge)	$1.00	$10.05	$10.73

Class B Shares:

Net Assets	$101,270		$306,294
Shares Outstanding	101,254		30,116
Net Asset Value, Offering Price and Redemption Price per share*	$1.00		$10.17

Class C Shares:

Net Assets
Shares Outstanding
Net Asset Value, Offering Price and Redemption Price per share*
Investments in Unaffiliated securities, at cost	$531,762,417	$82,916,210	$84,214,995
Investments in Affiliated securities, at cost	—	772,819	3,211,829

Total Investments	$531,762,417	$83,689,029	$87,426,824

*	Redemption price per share varies by length of time shares are held.
See notes to financial statements.

			The Strategic	The Performance	The Performance	The Performance
The Large Cap	The Mid Cap	The Leaders	Dividend	Advisor Growth	Advisor Moderate	Advisor Conservative
Equity Fund	Equity Fund	Equity Fund	Fund	Portfolio	Portfolio	Portfolio

$77,617,438	$72,981,083	$47,171,720	$51,867,211	$—	$—	$—
871,985	2,171,291	1,930,379	897,959	3,472,957	6,468,913	2,929,547

78,489,423	75,152,374	49,102,099	52,765,170	3,472,957	6,468,913	2,929,547

—	—	—	—	—	16,917	60,818
206,904	41,027	45,324	149,527	5,934	14,999	8,826
114,419	6,602	25	194,537	225	100	105
—	—	—	1,280,497	—	—	—
15,098	17,197	14,468	3,443	724	849	646

78,825,844	75,217,200	49,161,916	54,393,174	3,479,840	6,501,778	2,999,942

—	—	—	—	36,545	—	—
136,774	—	—	147,796	—	—	—
—	—	—	—	—	—	—
109,453	80,354	1,270	422	36	95	—

38,419	45,915	34,536	5,401	706	1,345	670
598	570	319	352	19	35	16
3,087	2,845	2,832	1,886	—	—	—
1,979	1,975	1,920	1,898	1,957	1,957	1,957
6,460	6,180	945	312	5,663	8,399	5,443
2,561	2,449	1,582	1,739	56	108	54
14,462	9,199	6,382	2,744	3,113	2,587	215
124	44	280	442	55	45	40
756	1,565	435	607	144	99	238
7,439	16,705	9,667	1,296	17	129	133

322,112	167,801	60,168	164,895	48,311	14,799	8,766

$78,503,732	$75,049,399	$49,101,748	$54,228,279	$3,431,529	$6,486,979	$2,991,176

$39,007,003	$43,882,331	$39,481,974	$48,396,636	$2,112,559	$5,160,931	$2,647,640
(25,902)	(121,964)	(38,668)	114,095	(25,776)	7,125	(657)
23,600,514	15,070,021	3,575,132	955,854	1,244,085	1,066,160	254,153
15,922,117	16,219,011	6,083,310	4,761,694	100,661	252,763	90,040

$78,503,732	$75,049,399	$49,101,748	$54,228,279	$3,431,529	$6,486,979	$2,991,176

$52,537,360	$48,664,685	$45,874,850	$52,684,416
3,514,657	3,078,966	4,633,837	4,466,473
$14.95	$15.81	$9.90	$11.80

$24,165,856	$25,220,945	$2,770,878	$1,543,863
1,631,500	1,636,360	283,974	130,582
$14.81	$15.41	$9.76	$11.82

5.25%	5.25%	5.25%	5.25%

$15.63	$16.26	$10.30	$12.47

$1,800,516	$1,163,769	$456,020
128,390	82,720	49,029
$14.02	$14.07	$9.30

				$3,431,529	$6,486,979	$2,991,176
				279,797	546,734	277,707
				$12.26	$11.86	$10.77

$61,695,321	$56,762,072	$41,088,410	$47,105,517	$—	$—	$—
871,985	2,171,291	1,930,379	897,959	3,372,296	6,216,150	2,839,507

$62,567,306	$58,933,363	$43,018,789	$48,003,476	$3,372,296	$6,216,150	$2,839,507

See notes to financial statements.

Performance Funds Trust
Statements of Operations
For the six months ended November 30, 2006
(Unaudited)

		The Short Term	The Intermediate
	The Money	Government	Term Income
	Market Fund	Income Fund	Fund

Investment Income:
Interest	$13,932,396	$1,973,607	$1,869,366
Dividend	—	—	—
Income from securities lending	—	—	1,806
Income from affiliates	—	39,096	40,561

Total Investment Income	13,932,396	2,012,703	1,911,733

Expenses:
Advisory	803,162	188,145	176,046
Administration	160,628	32,925	21,125
Distribution:
Class A Shares	63,254	10,605	11,397
Class B Shares	508	—	1,524
Class C Shares	—	—	—
Service Organization:
Institutional Class Shares	—	32,414	24,678
Class A Shares	—	—	3
Accounting	25,782	25,986	28,672
Audit	50,031	9,282	5,262
Custodian	107,089	18,815	14,084
Legal	42,410	8,213	3,972
Registration and filing	16,427	3,923	4,861
Chief Compliance Officer	29,019	5,749	2,889
Shareholder reports	23,877	6,006	3,341
Transfer agent	43,224	13,759	16,394
Trustee	30,040	5,906	2,222
Other	33,514	5,631	2,338

Total expenses before fee reductions	1,428,965	367,359	318,808
Advisory reductions and/or reimbursements	(107,089)	—	(14,084)
Distributor reductions	(18,073)	(3,030)	(3,256)
Custodian reductions	—	—	—

Net Expenses	1,303,803	364,329	301,468

Net Investment Income/(Loss)	12,628,593	1,648,374	1,610,265

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	(22)	(477,304)	26,879
Net realized gains/(losses) from investment transactions of affiliates	—	—	—
Net change in unrealized appreciation/(depreciation) from investments	—	1,510,845	1,775,226

Net realized/unrealized gains/(losses) from investments	(22)	1,033,541	1,802,105

Change in net assets resulting from operations	$12,628,571	$2,681,915	$3,412,370

See notes to financial statements.

				The Performance	The Performance	The Performance
The Large Cap	The Mid Cap	The Leaders	The Strategic	Advisor	Advisor	Advisor
Equity Fund	Equity Fund	Equity Fund	Dividend Fund	Growth Portfolio	Moderate Portfolio	Conservative Portfolio

$43,522	$26,169	$12,100	$5,396	$—	$—	$—
712,311	358,747	226,619	814,799	—	—	—
—	4	—	—	—	—	—
47,987	40,782	33,393	38,182	35,601	92,827	68,131

803,820	425,702	272,112	858,377	35,601	92,827	68,131

235,234	321,332	243,961	163,378	5,973	10,222	5,451
27,444	29,991	14,637	13,070	1,195	2,044	1,090

42,992	46,918	5,088	2,559	—	—	—
10,335	6,250	2,359	—	—	—	—
—	—	—	—	25,105	41,910	23,178

18,593	20,612	17,178	1,886	—	—	—
1	—	—	—	—	—	—
26,930	26,970	26,232	23,837	18,880	18,880	19,056
7,126	8,464	4,445	2,488	550	897	662
15,682	17,138	9,758	8,713	956	1,636	872
5,339	7,033	3,822	2,344	383	844	292
12,676	13,988	13,608	2,308	563	592	537
4,261	5,685	2,671	1,642	343	514	461
4,656	7,348	2,682	2,346	761	510	315
38,249	31,240	14,973	9,028	10,879	10,836	5,784
3,996	5,711	2,953	2,255	1,170	588	248
3,912	5,436	2,142	1,397	315	417	249

457,426	554,116	366,509	237,251	67,073	89,890	58,195
—	—	(54,275)	(27,214)	—	—	—
(12,283)	(13,405)	(1,454)	(731)	(5,218)	(5,362)	(4,317)
—	—	—	—	(478)	(818)	(436)

445,143	540,711	310,780	209,306	61,377	83,710	53,442

358,677	(115,009)	(38,668)	649,071	(25,776)	9,117	14,689

6,735,361	3,946,035	587,055	1,070,773	—	—	—
—	—	—	—	60,350	67,864	(31,003)
(2,791,086)	(4,532,409)	(180,664)	3,119,009	(81,207)	62,057	142,692

3,944,275	(586,374)	406,391	4,189,782	(20,857)	129,921	111,689

$4,302,952	$(701,383)	$367,723	$4,838,853	$(46,633)	$139,038	$126,378

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

			The Short Term Government
	The Money Market Fund		Income Fund

	For the		For the
	six months		six months
	ended	For the	ended	For the
	November 30,	year ended	November 30,	year ended
	2006	May 31,	2006	May 31,
	(Unaudited)	2006	(Unaudited)	2006

Investment Activities:
Operations:
Net investment income/(loss)	$12,628,593	$18,181,146	$1,648,374	$2,909,098
Net realized gains/(losses) from investment transactions	(22)	(4,042)	(477,304)	(312,491)
Change in unrealized appreciation/(depreciation) from investments	—	—	1,510,845	(1,107,355)

Change in net assets resulting from operations	12,628,571	18,177,104	2,681,915	1,489,252

Dividends:
Net investment income:
Institutional Class Shares	(11,846,348)	(16,969,335)	(1,631,177)	(2,972,483)
Class A Shares	(812,451)	(1,208,881)	(107,604)	(204,686)
Class B Shares	(1,900)	(3,590)	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—

Change in net assets from shareholder dividends	(12,660,699)	(18,181,806)	(1,738,781)	(3,177,169)

Change in net assets from capital transactions	(772,876)	30,574,211	(25,829,466)	26,142,106

Change in net assets	(805,004)	30,569,509	(24,886,332)	24,454,189
Net Assets:
Beginning of period	516,957,013	486,387,504	109,146,575	84,692,386

End of period	$516,152,009	$516,957,013	$84,260,243	$109,146,575

Undistributed (distributions in excess of) net investment income	$(32,106)	$—	$(63,487)	$26,920

See notes to financial statements.

The Intermediate Term
Income Fund		The Large Cap Equity Fund		The Mid Cap Equity Fund

For the		For the		For the
six months		six months		six months
ended	For the	ended	For the	ended	For the
November 30,	year ended	November 30,	year ended	November 30,	year ended
2006	May 31,	2006	May 31,	2006	May 31,
(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006

$1,610,265	$2,764,779	$358,677	$264,703	$(115,009)	$(142,058)
26,879	281,127	6,735,361	17,650,353	3,946,035	14,053,567
1,775,226	(3,194,716)	(2,791,086)	(9,202,047)	(4,532,409)	(2,069,479)

3,412,370	(148,810)	4,302,952	8,713,009	(701,383)	11,842,030

(1,500,020)	(2,439,652)	(305,279)	(166,781)	(6,955)	(4,119)
(151,104)	(327,638)	(123,296)	(48,764)	—	—
(5,893)	(13,207)	(4,910)	(250)	—	—
—	—	—	(8,343,526)	—	(10,042,031)
—	—	—	(4,027,525)	—	(3,573,050)
—	—	—	(382,058)	—	(199,256)

(1,657,017)	(2,780,497)	(433,485)	(12,968,904)	(6,955)	(13,818,456)

39,718,361	(20,506,040)	(6,452,335)	(6,788,711)	(28,681,991)	11,520,518

41,473,714	(23,435,347)	(2,582,868)	(11,044,606)	(29,390,329)	9,544,092

48,120,891	71,556,238	81,086,600	92,131,206	104,439,728	94,895,636

$89,594,605	$48,120,891	$78,503,732	$81,086,600	$75,049,399	$104,439,728

$(35,772)	$10,980	$(25,902)	$48,906	$(121,964)	$—

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Leaders Equity Fund		The Strategic Dividend Fund

	For the		For the
	six months		six months
	ended	For the	ended	For the
	November, 30	year ended	November, 30	year ended
	2006	May 31,	2006	May 31,
	(Unaudited)	2006	(Unaudited)	2006

Investment Activities:
Operations:
Net investment income/(loss)	$(38,668)	$(206,297)	$649,071	$809,146
Net realized gains/(losses) from investment transactions	587,055	6,377,501	1,070,773	(157,817)
Net realized gains/(losses) from investment transactions of affiliates	—	—	—	—
Net realized gain distributions from investment companies	—	—	—	49,886
Change in unrealized appreciation/ (depreciation) from investments	(180,664)	2,473,860	3,119,009	1,505,215

Change in net assets resulting from operations	367,723	8,645,064	4,838,853	2,206,430

Dividends:
Net investment income:
Institutional Class Shares	—	—	(631,744)	(654,499)
Class A Shares	—	—	(17,373)	(30,432)
Class C Shares	—	—	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	(94,229)
Class A Shares	—	—	—	(4,530)
Class C Shares	—	—	—	—
Return of Capital:
Institutional Class Shares	—	—	—	(96,637)
Class A Shares	—	—	—	(4,112)

Change in net assets from shareholder dividends	—	—	(649,117)	(884,439)

Change in net assets from capital transactions	(5,021,035)	2,478,013	16,415,462	11,856,620

Change in net assets	(4,653,312)	11,123,077	20,605,198	13,178,611
Net Assets:
Beginning of period	53,755,060	42,631,983	33,623,081	20,444,470

End of period	$49,101,748	$53,755,060	$54,228,279	$33,623,081

Undistributed (distributions in excess of) net investment income	$(38,668)	$—	$114,095	$114,141

See notes to financial statements.

The Performance Advisor		The Performance Advisor		The Performance Advisor
Growth Portfolio		Moderate Portfolio		Conservative Portfolio

For the		For the		For the
six months		six months		six months
ended	For the	ended	For the	ended	For the
November, 30	year ended	November, 30	year ended	November, 30	year ended
2006	May 31,	2006	May 31,	2006	May 31,
(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006

$(25,776)	$72,555	$9,117	$148,663	$14,689	$193,365
—	—	—	—	—	—
60,350	496,614	67,864	363,749	(31,003)	58,017
—	714,273	—	685,827	—	229,895
(81,207)	(316,815)	62,057	(228,049)	142,692	(85,939)

(46,633)	966,627	139,038	970,190	126,378	395,338

—	—	—	—	—	—
—	—	—	—	—	—
—	(99,653)	(1,992)	(152,066)	(13,956)	(188,452)

—	—	—	—	—	—
—	—	—	—	—	—
—	(516,462)	—	(613,080)	—	(276,591)

—	—	—	—	—	—
—	—	—	—	—	—

—	(616,115)	(1,992)	(765,146)	(13,956)	(465,043)

(3,574,308)	(2,744,687)	(3,810,376)	(3,226,083)	(2,911,929)	(2,759,306)

(3,620,941)	(2,394,175)	(3,673,330)	(3,021,039)	(2,799,507)	(2,829,011)

7,052,470	9,446,645	10,160,309	13,181,348	5,790,683	8,619,694

$3,431,529	$7,052,470	$6,486,979	$10,160,309	$2,991,176	$5,790,683

$(25,776)	$—	$7,125	$—	$(657)	$(1,390)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

			The Short Term Government
	The Money Market Fund		Income Fund

	For the six		For the six
	months ended	For the	months ended	For the
	November 30,	year ended	November 30,	year ended
	2006	May 31,	2006	May 31,
	(Unaudited)	2006	(Unaudited)	2006

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$813,520,545	$1,653,610,449	$10,807,297	$42,116,376
Dividends reinvested	29,278	65,970	894,641	1,884,157
Cost of shares redeemed	(806,374,322)	(1,624,836,790)	(36,769,071)	(16,808,902)

Institutional Class Shares capital transactions	7,175,501	28,839,629	(25,067,133)	27,191,631

Class A Shares:
Proceeds from shares issued	12,464,113	36,589,826	333,956	566,864
Dividends reinvested	936,462	1,134,505	99,782	206,988
Cost of shares redeemed	(21,334,405)	(35,975,815)	(1,196,071)	(1,823,377)

Class A Shares capital transactions	(7,933,830)	1,748,516	(762,333)	(1,049,525)

Class B Shares:
Proceeds from shares issued	—	6,959
Dividends reinvested	2,218	3,483
Cost of shares redeemed	(16,791)	(24,376)

Class B Shares capital transactions	(14,573)	(13,934)

Change in net assets from capital transactions	$(772,902)	$30,574,211	$(25,829,466)	$26,142,106

Share Transactions:
Institutional Class Shares:
Issued	813,520,545	1,653,610,449	1,116,728	4,324,932
Reinvested	29,278	65,970	92,166	193,734
Redeemed	(806,374,322)	(1,624,836,790)	(3,796,219)	(1,728,605)

Change in Institutional Class Shares	7,175,501	28,839,629	(2,587,325)	2,790,061

Class A Shares:
Issued	12,464,113	36,589,826	34,480	58,262
Reinvested	936,462	1,134,505	10,283	21,279
Redeemed	(21,334,405)	(35,975,815)	(123,235)	(187,350)

Change in Class A Shares	(7,933,830)	1,748,516	(78,472)	(107,809)

Class B Shares:
Issued	—	6,959
Reinvested	2,218	3,483
Redeemed	(16,791)	(24,376)

Change in Class B Shares	(14,573)	(13,934)

Change in shares	(772,902)	30,574,211	(2,665,797)	2,682,252

See notes to financial statements.

The Intermediate Term Income Fund		The Large Cap Equity Fund		The Mid Cap Equity Fund

For the six		For the six		For the six
months ended	For the	months ended	For the	months ended	For the
November 30,	year ended	November 30,	year ended	November 30,	year ended
2006	May 31,	2006	May 31,	2006	May 31,
(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006

$44,890,702	$5,316,860	$3,265,083	$4,634,477	$5,103,983	$13,186,561
633,242	959,405	224,289	6,050,019	4,285	6,094,982
(4,994,822)	(25,902,812)	(6,314,266)	(17,308,741)	(29,924,772)	(14,081,206)

40,529,122	(19,626,547)	(2,824,894)	(6,624,245)	(24,816,504)	5,200,337

394,892	1,111,745	717,420	1,780,350	1,275,038	6,870,817
144,679	347,145	122,161	4,049,421	—	3,518,040
(1,342,980)	(2,227,173)	(3,845,399)	(5,892,069)	(4,900,177)	(4,456,667)

(803,409)	(768,283)	(3,005,818)	(62,298)	(3,625,139)	5,932,190

—	59,949	902	79,982	33,452	335,468
3,470	8,558	4,819	373,441	—	197,558
(10,822)	(179,717)	(627,344)	(555,591)	(273,800)	(145,035)

(7,352)	(111,210)	(621,623)	(102,168)	(240,348)	387,991

$39,718,361	$(20,506,040)	$(6,452,335)	$(6,788,711)	$(28,681,991)	$11,520,518

4,478,963	520,501	231,240	310,704	340,057	803,500
62,744	93,858	15,645	431,444	272	393,215
(497,967)	(2,541,881)	(447,791)	(1,132,888)	(2,006,332)	(858,363)

4,043,740	(1,927,522)	(200,906)	(390,740)	(1,666,003)	338,352

39,505	109,353	50,633	119,245	86,975	430,479
14,401	34,050	8,603	291,506	—	232,367
(133,887)	(219,427)	(272,864)	(394,662)	(332,921)	(277,774)

(79,981)	(76,024)	(213,628)	16,089	(245,946)	385,072

—	5,885	68	5,467	2,466	22,125
345	840	357	28,310	—	14,192
(1,082)	(17,618)	(46,952)	(38,522)	(20,658)	(10,111)

(737)	(10,893)	(46,527)	(4,745)	(18,192)	26,206

3,963,022	(2,014,439)	(461,061)	(379,396)	(1,930,141)	749,630

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Leaders Equity Fund		The Strategic Dividend Fund

	For the six		For the six
	months ended	For the	months ended	For the
	November 30,	year ended	November 30,	year ended
	2006	May 31,	2006	May 31,
	(Unaudited)	2006	(Unaudited)	2006

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$3,971,749	$8,072,518	$20,905,921	$16,112,477
Dividends reinvested	—	—	245,480	366,826
Cost of shares redeemed	(8,508,885)	(6,405,964)	(4,768,006)	(4,702,239)

Institutional Class Shares capital transactions	(4,537,136)	1,666,554	16,383,395	11,777,064

Class A Shares:
Proceeds from shares issued	203,934	1,235,558	106,755	69,885
Dividends reinvested	—	—	15,545	36,531
Cost of shares redeemed	(632,530)	(466,480)	(90,233)	(26,860)

Class A Shares capital transactions	(428,596)	769,078	32,067	79,556

Class B Shares:
Proceeds from shares issued	7,970	64,998
Dividends reinvested	—	—
Cost of shares redeemed	(63,273)	(22,617)

Class B Shares capital transactions	(55,303)	42,381

Class C Shares:
Proceeds from shares issued
Dividends reinvested
Cost of shares redeemed
Change in Class C Shares

Change in net assets from capital transactions	$(5,021,035)	$2,478,013	$16,415,462	$11,856,620

Share Transactions:
Institutional Class Shares:
Issued	418,330	856,796	1,880,319	1,523,520
Reinvested	—	—	21,694	34,728
Redeemed	(916,617)	(686,504)	(430,211)	(442,492)

Change in Institutional Class Shares	(498,287)	170,292	1,471,802	1,115,756

Class A Shares:
Issued	21,850	129,190	9,927	6,571
Reinvested	—	—	1,383	3,460
Redeemed	(68,514)	(50,301)	(8,139)	(2,531)

Change in Class A Shares	(46,664)	78,889	3,171	7,500

Class B Shares:
Issued	854	7,826
Reinvested	—	—
Redeemed	(7,023)	(2,549)

Change in Class B Shares	(6,169)	5,277

Class C Shares:
Issued
Reinvested
Redeemed
Change in Class C Shares

Change in shares	(551,120)	254,458	1,474,973	1,123,256

See notes to financial statements.

The Performance Advisor		The Performance Advisor		The Performance Advisor
Growth Portfolio		Moderate Portfolio		Conservative Portfolio

For the six		For the six		For the six
months ended	For the	months ended	For the	months ended	For the
November 30,	year ended	November 30,	year ended	November 30,	year ended
2006	May 31,	2006	May 31,	2006	May 31,
(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006

$157,822	$1,587,305	$417,076	$2,375,866	$551,503	$1,277,572
—	608,125	1,869	733,143	13,611	461,683
(3,732,130)	(4,940,117)	(4,229,321)	(6,335,092)	(3,477,043)	(4,498,561)

(3,574,308)	(2,744,687)	(3,810,376)	(3,226,083)	(2,911,929)	(2,759,306)

$(3,574,308)	$(2,744,687)	$(3,810,376)	$(3,226,083)	$(2,911,929)	$(2,759,306)

13,522	130,061	36,932	203,909	53,022	120,555
—	50,873	162	63,897	1,286	44,059
(321,237)	(403,633)	(372,304)	(541,513)	(333,012)	(427,171)

(307,715)	(222,699)	(335,210)	(273,707)	(278,704)	(262,557)

(307,715)	(222,699)	(335,210)	(273,707)	(278,704)	(262,557)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset
	Value,	Net		Net Realized		Total from		Net
	Beginning	Investment		Gains on		Investment		Investment	Total
	of Period	Income		Investments		Activities		Income	Dividends

Institutional Class Shares
For the Six Months Ended November 30, 2006 (Unaudited)	$1.00	$0.02		$—	*	$0.02		$(0.02)	$(0.02)
Year Ended May 31, 2006	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year Ended May 31, 2005	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Year Ended May 31, 2004	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Year Ended May 31, 2003	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Year Ended May 31, 2002	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Class A Shares
For the Six Months Ended November 30, 2006 (Unaudited)	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Year Ended May 31, 2006	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2005	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2004	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2003	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Year Ended May 31, 2002	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Class B Shares
For the Six Months Ended November 30, 2006 (Unaudited)	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Year Ended May 31, 2006	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2005	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2004	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2003	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2002	1.00	0.01		—	*	0.01		(0.01)	(0.01)

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
See notes to financial statements.

			Ratio of	Ratio of Net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	Investment Income	Expenses
Value,	(Excludes	End of Period	to Average	to Average	to Average
End of Period	Sales Charge)(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)

$1.00	2.40%	$486,031	0.47%	4.73%	0.51%
1.00	3.58	478,886	0.47	3.54	0.51
1.00	1.55	450,051	0.48	1.54	0.59
1.00	0.60	439,167	0.45	0.60	0.58
1.00	1.11	478,796	0.44	1.12	0.57
1.00	2.26	533,027	0.42	2.26	0.56

1.00	2.28	30,019	0.72	4.49	0.86
1.00	3.32	37,955	0.72	3.28	0.86
1.00	1.30	36,207	0.73	1.26	0.94
1.00	0.33	40,497	0.70	0.35	0.93
1.00	0.86	52,470	0.69	0.89	0.92
1.00	2.01	76,525	0.67	2.02	0.91

1.00	1.89	101	1.47	3.73	1.51
1.00	2.81	116	1.22	2.77	1.51
1.00	1.30	130	0.73	1.24	1.59
1.00	0.33	172	0.73	0.33	1.58
1.00	0.39	362	1.15	0.39	1.57
1.00	1.24	311	1.42	1.18	1.56
See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends

Institutional Class Shares
For the Six Months Ended November 30, 2006 (Unaudited)	$9.66	$0.17	$0.11	$0.28	$(0.18)	$(0.18)
Year Ended May 31, 2006	9.83	0.29	(0.15)	0.14	(0.31)	(0.31)
Year Ended May 31, 2005	9.94	0.25	(0.08)	0.17	(0.28)	(0.28)
Year Ended May 31, 2004	10.20	0.25	(0.23)	0.02	(0.28)	(0.28)
Year Ended May 31, 2003	10.11	0.33	0.12	0.45	(0.36)	(0.36)
Year Ended May 31, 2002	10.02	0.44	0.09	0.53	(0.44)	(0.44)

Class A Shares
For the Six Months Ended November 30, 2006 (Unaudited)	9.65	0.16	0.11	0.27	(0.17)	(0.17)
Year Ended May 31, 2006	9.82	0.28	(0.15)	0.13	(0.30)	(0.30)
Year Ended May 31, 2005	9.93	0.23	(0.09)	0.14	(0.25)	(0.25)
Year Ended May 31, 2004	10.19	0.21	(0.21)	0.00	(0.26)	(0.26)
Year Ended May 31, 2003	10.11	0.31	0.11	0.42	(0.34)	(0.34)
Year Ended May 31, 2002	10.02	0.42	0.09	0.51	(0.42)	(0.42)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

			Ratio of	Ratio of Net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	Investment Income	Expenses
Value,	(Excludes	End of Period	to Average	to Average	to Average	Portfolio
End of Period	Sales Charge)(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)	Turnover(d)

$9.76	2.94%	$78,707	0.76%	3.52%	0.76%	21.03%
9.66	1.48	102,892	0.74	2.95	0.74	35.38
9.83	1.72	77,271	0.76	2.62	0.76	68.96
9.94	0.22	80,391	0.73	2.50	0.73	35.79
10.20	4.51	85,962	0.71	3.22	0.71	43.36
10.11	5.42	88,846	0.71	4.40	0.71	39.48

9.75	2.85	5,553	0.94	3.36	1.04%	21.03
9.65	1.30	6,254	0.93	2.75	1.02	35.38
9.82	1.46	7,422	1.01	2.37	1.11	68.96
9.93	(0.03)	9,691	0.98	2.22	1.08	35.79
10.19	4.16	13,388	0.97	2.91	1.07	43.36
10.11	5.16	9,486	0.96	4.14	1.06	39.48
See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends

Institutional Class Shares
For the Six Months Ended November 30, 2006 (Unaudited)	$9.95	$0.24	$0.23	$0.47	$(0.24)	$(0.24)
Year Ended May 31, 2006	10.45	0.48	(0.50)	(0.02)	(0.48)	(0.48)
Year Ended May 31, 2005	10.39	0.48	0.05	0.53	(0.47)	(0.47)
Year Ended May 31, 2004	10.96	0.51	(0.59)	(0.08)	(0.49)	(0.49)
Year Ended May 31, 2003	10.44	0.58	0.50	1.08	(0.56)	(0.56)
Year Ended May 31, 2002	10.19	0.60	0.23	0.83	(0.58)	(0.58)

Class A Shares
For the Six Months Ended November 30, 2006 (Unaudited)	9.94	0.23	0.23	0.46	(0.23)	(0.23)
Year Ended May 31, 2006	10.44	0.46	(0.50)	(0.04)	(0.46)	(0.46)
Year Ended May 31, 2005	10.38	0.45	0.06	0.51	(0.45)	(0.45)
Year Ended May 31, 2004	10.95	0.51	(0.62)	(0.11)	(0.46)	(0.46)
Year Ended May 31, 2003	10.43	0.55	0.50	1.05	(0.53)	(0.53)
Year Ended May 31, 2002	10.18	0.58	0.23	0.81	(0.56)	(0.56)

Class B Shares
For the Six Months Ended November 30, 2006 (Unaudited)	9.94	0.19	0.23	0.42	(0.19)	(0.19)
Year Ended May 31, 2006	10.43	0.38	(0.49)	(0.11)	(0.38)	(0.38)
Year Ended May 31, 2005	10.38	0.37	0.05	0.42	(0.37)	(0.37)
Year Ended May 31, 2004	10.95	0.40	(0.59)	(0.19)	(0.38)	(0.38)
Year Ended May 31, 2003	10.43	0.47	0.51	0.98	(0.46)	(0.46)
Year Ended May 31, 2002	10.18	0.49	0.24	0.73	(0.48)	(0.48)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

			Ratio of		Ratio of
			Expenses	Ratio of Net	Expenses
Net Asset	Total Return	Net Assets at	to Average	Investment Income	to Average
Value,	(Excludes	End of Period	Net	to Average	Net	Portfolio
End of Period	Sales Charge)(a)	(000’s)	Assets(b)	Net Assets(b)	Assets(b)(c)	Turnover(d)

$10.18	4.79%	$83,321	0.84%	4.57%	0.88%	2.72%
9.95	(0.22)	41,187	0.87	4.65	0.92	1.56
10.45	5.22	63,370	0.83	4.50	0.88	6.71
10.39	(0.77)	68,896	0.82	4.72	0.87	20.22
10.96	10.64	77,737	0.80	5.48	0.85	16.97
10.44	8.34	85,922	0.79	5.78	0.84	7.02

10.17	4.70	5,967	0.92	4.53	1.06	2.72
9.94	(0.39)	6,628	1.04	4.48	1.19	1.56
10.44	4.96	7,751	1.08	4.25	1.23	6.71
10.38	(1.03)	7,578	1.07	4.50	1.22	20.22
10.95	10.37	11,324	1.05	5.21	1.20	16.97
10.43	8.07	10,646	1.04	5.58	1.19	7.02

10.17	4.30	306	1.67	3.75	1.71	2.72
9.94	(1.05)	307	1.79	3.73	1.84	1.56
10.43	4.07	436	1.83	3.52	1.88	6.71
10.38	(1.77)	591	1.82	3.72	1.87	20.22
10.95	9.59	716	1.79	4.57	1.84	16.97
10.43	7.31	370	1.79	4.88	1.84	7.02
See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends

	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized	Total from	Net
	Beginning	Income/	Gains/(Losses)	Investment	Investment	Net Realized	Total
	of Period	(Loss)	on Investments	Activities	Income	Gains	Dividends

Institutional Class Shares
For the Six Months Ended November 30, 2006 (Unaudited)	$14.21	$0.07	$0.75	$0.82	$(0.08)	$—	$(0.08)
Year Ended May 31, 2006	15.12	0.05	1.44	1.49	(0.04)	(2.36)	(2.40)
Year Ended May 31, 2005	15.75	0.16	1.43	1.59	(0.15)	(2.07)	2.40
Year Ended May 31, 2004	15.19	0.15	1.77	1.92	(0.14)	(1.22)	(1.36)
Year Ended May 31, 2003	18.37	0.15	(1.97)	(1.82)	(0.15)	(1.21)	(1.36)
Year Ended May 31, 2002	23.25	0.12	(3.11)	(2.99)	(0.11)	(1.78)	(1.89)

Class A Shares
For the Six Months Ended November 30, 2006 (Unaudited)	14.08	0.06	0.74	0.80	(0.07)	—	(0.07)
Year Ended May 31, 2006	15.01	0.03	1.43	1.46	(0.03)	(2.36)	(2.39)
Year Ended May 31, 2005	15.66	0.12	1.43	1.55	(0.13)	(2.07)	(2.20)
Year Ended May 31, 2004	15.12	0.10	1.77	1.87	(0.11)	(1.22)	(1.33)
Year Ended May 31, 2003	18.29	0.12	(1.96)	(1.84)	(0.12)	(1.21)	(1.33)
Year Ended May 31, 2002	23.18	0.06	(3.09)	(3.03)	(0.08)	(1.78)	(1.86)

Class B Shares
For the Six Months Ended November 30, 2006 (Unaudited)	13.34	0.00	0.71	0.71	(0.03)	—	(0.03)
Year Ended May 31, 2006	14.42	(0.08)	1.36	1.28	—	(2.36)	(2.36)
Year Ended May 31, 2005	15.18	—	1.38	1.38	(0.07)	(2.07)	(2.14)
Year Ended May 31, 2004	14.73	(0.01)	1.72	1.71	(0.04)	(1.22)	(1.26)
Year Ended May 31, 2003	17.92	—	(1.93)	(1.93)	(0.05)	(1.21)	(1.26)
Year Ended May 31, 2002	22.86	(0.09)	(3.04)	(3.13)	(0.03)	(1.78)	(1.81)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

			Ratio of	Ratio of Net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	Investment	Expenses
Value,	(Excludes	End of Period	to Average	Income/(Loss) to	to Average	Portfolio
End of Period	Sales Charge)(a)	(000’s)	Net Assets(b)	Average Net Assets(b)	Net Assets(b)(c)	Turnover(d)

$14.95	5.83%	$52,537	1.06%	1.00%	1.06%	70.77%
14.21	10.12	52,782	1.04	0.38	1.04	79.00
15.12	10.43	62,083	1.03	1.02	1.03	78.95
15.75	13.06	68,743	1.01	0.03	1.01	36.91
15.19	(9.55)	81,858	1.02	1.04	1.02	3.83
18.37	(13.58)	93,095	0.95	0.57	0.95	8.28

14.81	5.72	24,166	1.23	0.82	1.33%	70.77
14.08	9.93	25,971	1.21	0.20	1.31	79.00
15.01	10.16	27,457	1.27	0.77	1.37	78.95
15.66	12.73	28,495	1.26	0.67	1.36	36.91
15.12	(9.76)	30,070	1.27	0.78	1.37	3.83
18.29	(13.75)	39,586	1.20	0.32	1.30	8.28

14.02	5.36	1,801	1.97	0.05	1.97	70.77
13.34	9.04	2,334	1.96	(0.54)	1.96	79.00
14.42	9.34	2,591	2.03	0.02	2.03	78.95
15.18	11.92	3,058	2.01	(0.08)	2.01	36.91
14.73	(10.48)	3,333	2.02	0.02	2.02	3.83
17.92	(14.41)	4,770	1.95	(0.43)	1.95	8.28
See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends

	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized		Total from	Net
	Beginning	Income/	Gains/(Losses)		Investment	Investment	Net Realized	Total
	of Period	(Loss)	on Investments		Activities	Income	Gains	Dividends

Institutional Class Shares
For the Six Months Ended November 30, 2006 (Unaudited)	$15.65	$(0.02)	$0.18	(e)	$0.16	$—	$—	$—
Year Ended May 31, 2006	15.97	(0.01)	1.98		1.97	— *	(2.29)	(2.29)
Year Ended May 31, 2005	15.96	0.03	1.92		1.95	(0.02)	(1.92)	(1.94)
Year Ended May 31, 2004	12.53	(0.04)	3.47		3.43	—	—	—
Year Ended May 31, 2003	13.41	(0.01)	(0.87)		(0.88)	—	—	—
Year Ended May 31, 2002	15.59	(0.01)	0.08		0.07	—	(2.25)	(2.25)

Class A Shares
For the Six Months Ended November 30, 2006 (Unaudited)	15.27	(0.03)	0.17	(e)	0.14	—	—	—
Year Ended May 31, 2006	15.66	(0.04)	1.94		1.90	—	(2.29)	(2.29)
Year Ended May 31, 2005	15.72	0.01	1.87		1.88	(0.02)	(1.92)	(1.94)
Year Ended May 31, 2004	12.37	(0.07)	3.42		3.35	—	—	—
Year Ended May 31, 2003	13.27	(0.04)	(0.86)		(0.90)	—	—	—
Year Ended May 31, 2002	15.49	(0.03)	0.06		0.03	—	(2.25)	(2.25)

Class B Shares
For the Six Months Ended November 30, 2006 (Unaudited)	14.00	(0.09)	0.16	(e)	0.07	—	—	—
Year Ended May 31, 2006	14.62	(0.14)	1.81		1.67	—	(2.29)	(2.29)
Year Ended May 31, 2005	14.90	(0.12)	1.77		1.65	(0.01)	(1.92)	(1.93)
Year Ended May 31, 2004	11.81	(0.11)	3.20		3.09	—	—	—
Year Ended May 31, 2003	12.79	(0.13)	(0.85)		(0.98)	—	—	—
Year Ended May 31, 2002	15.11	(0.12)	0.05		(0.07)	—	(2.25)	(2.25)

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
See notes to financial statements.

			Ratio of	Ratio of Net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	Investment Income	Expenses
Value,	(Excludes	End of Period	to Average	to Average	to Average	Portfolio
End of Period	Sales Charge)(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)	Turnover(d)

$15.81	1.03%	$48,665	1.20%	(0.20)%	1.20%	30.90%
15.65	12.50	74,275	1.14	(0.08)	1.14	79.67
15.97	12.90	70,363	1.15	0.18	1.15	78.09
15.96	27.45	65,878	1.14	(0.18)	1.14	18.89
12.53	(6.56)	61,177	1.16	(0.12)	1.16	0.00
13.41	1.22	72,308	1.14	(0.05)	1.14	38.78

15.41	0.92	25,221	1.37	(0.38)	1.47%	30.90
15.27	12.28	28,752	1.32	(0.26)	1.42	79.67
15.66	12.69	23,440	1.40	(0.06)	1.50	78.09
15.72	27.08	21,766	1.39	(0.43)	1.49	18.89
12.37	(6.78)	17,652	1.41	(0.37)	1.51	0.00
13.27	0.96	20,949	1.38	(0.33)	1.36	38.78

14.07	0.50	1,164	2.12	(1.14)	2.12	30.90
14.00	11.53	1,412	2.06	(1.01)	2.06	79.67
14.62	11.81	1,092	2.15	(0.82)	2.15	78.09
14.90	26.16	1,027	2.15	(1.17)	2.15	18.89
11.81	(7.66)	379	2.16	(1.12)	2.16	0.00
12.79	0.26	492	2.14	(1.06)	2.14	38.78
See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Investment Activities				Dividends

	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized	Total from	Net		Net
	Beginning	Income/	Gains/(Losses)	Investment	Investment		Realized	Total
	of Period	(Loss)	on Investments	Activities	Income		Gains	Dividends

Institutional Class Shares
For the Six Months Ended November 30, 2006 (Unaudited)	$9.75	$(0.01)	$0.16	$0.15	$—		$—	$—
Year Ended May 31, 2006	8.11	(0.04)	1.68	1.64	—		—	—
Year Ended May 31, 2005	7.51	(0.02)	0.62	0.60	—		—	—
Year Ended May 31, 2004	6.19	(0.04)	1.36	1.32	—		—	—
Year Ended May 31, 2003	7.28	(0.04)	(1.05)	(1.09)	—	*	—	—	*
Year Ended May 31, 2002	7.89	(0.04)	(0.57)	(0.61)	—		—	—

Class A Shares
For the Six Months Ended November 30, 2006 (Unaudited)	9.63	(0.02)	0.15	0.13	—		—	—
Year Ended May 31, 2006	8.02	(0.05)	1.66	1.61	—		—	—
Year Ended May 31, 2005	7.45	(0.05)	0.62	0.57	—		—	—
Year Ended May 31, 2004	6.14	(0.06)	1.37	1.31	—		—	—
Year Ended May 31, 2003	7.24	(0.06)	(1.04)	(1.10)	—	*	—	—	*
Year Ended May 31, 2002	7.87	(0.05)	(0.58)	(0.63)	—		—	—

Class B Shares
For the Six Months Ended November 30, 2006 (Unaudited)	9.21	(0.05)	0.14	0.09	—		—	—
Year Ended May 31, 2006	7.73	(0.12)	1.60	1.48	—		—	—
Year Ended May 31, 2005	7.23	(0.09)	0.59	0.50	—		—	—
Year Ended May 31, 2004	6.02	(0.12)	1.33	1.21	—		—	—
Year Ended May 31, 2003	7.15	(0.10)	(1.03)	(1.13)	—	*	—	—	*
Year Ended May 31, 2002	7.84	(0.11)	(0.58)	(0.69)	—		—	—

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

				Ratio of Net
			Ratio of	Investment	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	Income/(Loss)	Expenses
Value,	(Excludes	End of Period	to Average	to Average	to Average	Portfolio
End of Period	Sales Charge)(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)	Turnover(d)

$9.90	1.54%	$45,875	1.25%	(0.13)%	1.48%	87.71%
9.75	20.22	50,064	1.25	(0.39)	1.48	141.77
8.11	7.99	40,227	1.25	(0.49)	1.55	219.39
7.51	21.32	31,127	1.25	(0.72)	1.57	196.42
6.19	(14.97)	22,313	1.25	(0.67)	1.68	185.64
7.28	(7.33)	22,943	1.25	(0.68)	1.74	152.13

9.76	1.35	2,771	1.50	(0.39)	1.75	87.71
9.63	20.07	3,183	1.50	(0.66)	1.75	141.77
8.02	7.65	2,019	1.50	(0.70)	1.90	219.39
7.45	21.34	1,036	1.50	(0.97)	1.92	196.42
6.14	(15.19)	812	1.50	(0.93)	2.03	185.64
7.24	(8.01)	1,049	1.50	(0.94)	2.08	152.13

9.30	0.98	456	2.25	(1.13)	2.40	87.71
9.21	19.15	508	2.25	(1.39)	2.40	141.77
7.73	6.92	386	2.25	(1.46)	2.55	219.39
7.23	20.10	239	2.25	(1.71)	2.57	196.42
6.02	(15.80)	178	2.25	(1.68)	2.68	185.64
7.15	(8.80)	236	2.25	(1.68)	2.74	152.13
See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends

	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized	Total from	Net		Net
	Beginning	Income/	Gains/ (Losses)	Investment	Investment	Return of	Realized	Total
	of Period	(Loss)	on Investments	Activities	Income	Capital	Gains	Dividends

Institutional Class Shares
For the Six Months Ended November 30, 2006 (Unaudited)	$10.77	$0.14	$1.05	$1.19	$(0.16)	$—	$—	$(0.16)
Year Ended May 31, 2006	10.23	0.31	0.57	0.88	(0.27)	(0.03)	(0.04)	(0.34)
Period Ended May 31, 2005(e)	10.00	0.16	0.24	0.40	(0.17)	—	—	(0.17)

Class A Shares
For the Six Months Ended November 30, 2006 (Unaudited)	10.78	0.14	1.03	1.17	(0.13)	—	—	(0.13)
Year Ended May 31, 2006	10.23	0.30	0.57	0.87	(0.25)	(0.03)	(0.04)	(0.32)
Period Ended May 31, 2005(e)	10.00	0.15	0.24	0.39	(0.16)		—	(0.16)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e)	Fund commenced operations on November 9, 2004.
See notes to financial statements.

			Ratio of	Ratio of Net	Ratio of
Net Asset	Total Return	Net Assets at	Expenses	Investment Income	Expenses to
Value,	(Excludes	End of Period	to Average	to Average	Average	Portfolio
End of Period	Sales Charge)(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)	Turnover(d)

$11.80	11.16%	$52,684	0.95%	2.98%	1.08%	8.11%
10.77	8.67	32,250	0.95	2.89	1.17	8.92
10.23	3.94	19,218	0.95	3.14	1.47	9.13

11.82	10.95	1,544	1.20	2.69	1.37	8.11
10.78	8.53	1,373	1.20	2.73	1.52	8.92
10.23	3.91	1,227	1.20	2.94	1.84	9.13
See notes to financial statements.

Performance Funds Trust
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Investment Activities					Dividends

	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized		Total from	Net	Net
	Beginning	Income/	Gains/(Losses)		Investment	Investment	Realized	Total
	of Period	(Loss)	on Investments		Activities	Income	Gains	Dividends

The Performance Advisor Growth Portfolio
Class C Shares
For the Six Months Ended November 30, 2006 (Unaudited)	$12.00	$(0.09)	$0.35	(f)	$0.26	$—	$—	$—
Year Ended May 31, 2006	11.66	0.08	1.03		1.11	(0.12)	(0.65)	(0.77)
Year Ended May 31, 2005	11.11	(0.02)	0.78		0.76	— *	(0.21)	(0.21)
Year Ended May 31, 2004(d)	10.00	(0.06)	1.17		1.11	—	—	—
The Performance Advisor Moderate Portfolio
Class C Shares
For the Six Months Ended November 30, 2006 (Unaudited)	11.52	0.01	0.33		0.34	— *	—	— *
Year Ended May 31, 2006	11.41	0.13	0.67		0.80	(0.13)	(0.56)	(0.69)
Year Ended May 31, 2005	10.90	0.04	0.63		0.67	(0.03)	(0.13)	(0.16)
Year Ended May 31, 2004(d)	10.00	(0.02)	0.92		0.90	—	—	—
The Performance Advisor Conservative Portfolio
Class C Shares
For the Six Months Ended November 30, 2006 (Unaudited)	10.41	0.03	0.36		0.39	(0.03)	—	(0.03)
Year Ended May 31, 2006	10.53	0.25	0.21		0.46	(0.24)	(0.34)	(0.58)
Year Ended May 31, 2005	10.40	0.08	0.36		0.44	(0.08)	(0.23)	(0.31)
Year Ended May 31, 2004(d)	10.00	0.03	0.40		0.43	(0.03)	0.00	(0.03)

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would be as indicated.

(d)	Fund commenced operations on August 5, 2003.

(e)	The Distributor made a one time reimbursement of prior period Distribution fees during the year. Excluding the reimbursement, Total Return would have been 8.78%, 6.48% and 3.51% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively. Expense and investment income ratios disclosed do not include the effect of this reimbursement. Including this reimbursement, the net Ratio of Expenses to Average Net Assets was 0.50%, 0.72% and 0.41% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively and the Ratio of Net Investment Income to Average Net Assets was 0.76%, 1.16% and 2.33%, respectively.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
See notes to financial statements.

				Ratio of		Ratio of Net		Ratio of
Net Asset	Total Return		Net Assets at	Expenses		Investment Income/		Expenses
Value,	(Excludes Sales		End of Period	to Average		(Loss) to Average		to Average	Portfolio
End of Period	Charge)(a)		(000’s)	Net Assets(b)		Net Assets(b)		Net Assets(b)(c)	Turnover(d)

$12.26	2.08%		$3,432	2.58%		(1.08)%		2.82%	35.57%
12.00	9.63	(e)	7,052	1.36	(e)	(0.10)	(e)	2.03	40.18
11.66	6.89		9,447	1.57		(0.28)		2.16	5.14
11.11	11.10		6,680	1.99		(0.78)		2.36	13.98

11.86	2.98		6,487	2.05		0.22		2.20	28.49
11.52	7.13	(e)	10,160	1.36	(e)	0.53	(e)	1.87	38.83
11.41	6.19		13,181	1.45		0.35		1.98	4.86
10.90	9.00		7,530	1.97		(0.26)		2.33	10.07

10.77	3.80		2,991	2.46		0.68		2.68	18.83
10.41	4.42	(e)	5,791	1.35	(e)	1.39	(e)	2.03	37.78
10.53	4.25		8,620	1.58		0.84		2.18	6.30
10.40	4.27		5,698	2.04		0.36		2.40	12.32
See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements
November 30, 2006
(Unaudited)
1. Organization
Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eleven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio (individually a “Fund”, collectively the “Funds”). The U.S. Treasury Money Market Fund has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund and The Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only, and the three Performance Advisor Funds, which offer C Class Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to service organization and distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
New Accounting Standards:
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principals from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
In July 2006, the Financial Accounting Standards Board released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2006
(Unaudited)
fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.
Securities Valuation:
Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security.
The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on NASDAQ are valued at the “Official Closing Price” as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies, including Fund of Funds, are valued at their respective net asset values as reported by such companies.
Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.
Repurchase Agreements:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisers, Inc. (“Trustmark”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund’s custodian, another qualified custodian or in the Federal Reserve/ Treasury book-entry system.
Security Transactions and Related Investment Income:
During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REIT”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2006
(Unaudited)
Securities Lending:
The Funds may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit its securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government obligations and corporate bonds of not less than 100% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. Information on the investment of cash collateral, if any, is shown below. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained J.P. Morgan Chase as its securities lending agent and compensates that firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.
The following Funds loaned securities and received U.S. government obligations and corporate securities as collateral with the following market values as of November 30, 2006:

	Value of Loaned
Fund	Securities	Value of Collateral

The Intermediate Term Income Fund	$2,100,312	$2,146,947
Expense Allocation:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.
Dividends to Shareholders:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.
The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.
3. Related Party Transactions
Advisor and Custodian:
Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2006
(Unaudited)
Management, which receives a fee, payable by the Advisor. For the period ended November 30, 2006, the advisory fee rates were as follows:

Advisory Fee Rate

The Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%
The Strategic Dividend Fund	0.75%
The Performance Advisor Growth Portfolio	0.25%
The Performance Advisor Moderate Portfolio	0.25%
The Performance Advisor Conservative Portfolio	0.25%
Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.
Administration:
BISYS Fund Services Ohio, Inc. (“BISYS”), a subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Funds are affiliated, serves the Trust as administrator. Such officers and trustees are not paid any fees directly by the Funds for serving as officers and trustees of the Funds. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly as follows:

Administration
Fee Rate

The Money Market Fund	0.06%
The Short Term Government Income Fund	0.07%
The Intermediate Term Income Fund	0.06%
The Large Cap Equity Fund	0.07%
The Mid Cap Equity Fund	0.07%
The Leaders Equity Fund	0.06%
The Strategic Dividend Fund	0.06%
The Performance Advisor Growth Portfolio	0.05%
The Performance Advisor Moderate Portfolio	0.05%
The Performance Advisor Conservative Portfolio	0.05%
Under a Compliance Services Agreement between the Funds’ and BISYS (the “CCO Agreement”), BISYS makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds incurred $53,235 for the period ended November 30, 2006, plus certain out of pocket expenses. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.
Distribution Plan:
Performance Funds Distributor, Inc. (the “Distributor”), a wholly-owned subsidiary of the The BISYS Group, Inc., serves as the distribution agent of the Funds. As Distributor, BISYS receives a fixed annual fee. The Trust has

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2006
(Unaudited)
adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B and Class C Shares.
The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period ended November 30, 2006, the Distributor received $4,046 from commissions earned on sales of the Funds of which $364 was re-allowed to Trustmark and the Distributor (affiliated broker/dealers).
Servicing Organization:
The Trust, except for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio, has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services the shareholder servicing agents receive a fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Shares (except the Institutional Shares of The Money Market Fund) that is computed daily and paid monthly. The Funds Class A and Class B Shares, except for The Large Cap Equity Fund and The Intermediate Term Income Fund Class A Shares, do not currently have assets with any shareholder servicing agents subject to the Agreement.
Accounting and Transfer Agency:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly. As Fund Accountant for the Funds, BISYS receives a fixed annual fee and reimbursement of certain expenses. As Transfer Agent for the Funds, BISYS receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.
Fee Reductions:
The Advisor, Administrator, Custodian and the Distributor reduced fees as stated in the Statements of Operations. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund and The Strategic Dividend Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

		Expense
Fund	Class	Limitation

The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2006
(Unaudited)
The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2007. As of November 30, 2006, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective fund.

	Amount
	Waived or
Fund	Reimbursed	Expires

The Leaders Equity Fund	$106,189	2008
	109,986	2009
	54,275	2010
The Strategic Dividend Fund	43,665	2008
	62,280	2009
	27,214	2010
The Funds invested in affiliated securities, subject to compliance with conditions set forth in an order received by the Trust from the Securities and Exchange Commission. A summary of the Funds’ investments in affiliated securities for the period ended November 30, 2006 is noted below:

	Beginning			Ending
	Balance			Balance	Dividends
Fund	5/31/06	Purchases	Sales	11/30/06	Received

The Short Term Government Income Fund:
The Money Market Fund, Institutional Class	$3,875,996	$37,599,502	$40,702,679	$772,819	$39,096
The Intermediate Term Income Fund:
The Money Market Fund, Institutional Class	54,328	25,459,677	22,302,176	3,211,829	40,561
The Large Cap Equity Fund:
The Money Market Fund, Institutional Class	2,288,826	64,848,743	66,265,584	871,985	47,987
The Mid Cap Equity Fund:
The Money Market Fund, Institutional Class	827,790	38,907,474	37,563,973	2,171,291	40,782
The Leaders Equity Fund:
The Money Market Fund, Institutional Class	2,152,529	31,607,925	31,830,075	1,930,379	33,393
The Strategic Dividend Fund:
The Money Market Fund, Institutional Class	925,865	21,697,548	21,725,454	897,959	38,182
The Performance Advisor Growth Portfolio:
The Money Market Fund, Institutional Class	54,616	552,811	447,143	167,444	1,230
The Short Term Government Income Fund, Institutional Class	1,339,650	47,922	1,271,834	135,480	9,040
The Intermediate Term Income Fund, Institutional Class	1,366	837,167	327,969	520,257	9,040
The Large Cap Equity Fund, Institutional Class	1,764,847	5,315	1,014,125	883,667	6,903
The Mid Cap Equity Fund, Institutional Class	2,130,169	187	1,511,882	530,839	187
The Leaders Equity Fund, Institutional Class	1,412,945	—	696,330	529,912	—
The Strategic Dividend Fund, Institutional Class	359,499	837,302	527,510	705,358	9,201

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2006
(Unaudited)

	Beginning			Ending
	Balance			Balance	Dividends
Fund	5/31/06	Purchases	Sales	11/30/06	Received

The Performance Advisor Moderate Portfolio:
The Money Market Fund, Institutional Class	$163,863	$994,771	$843,856	$314,778	$2,433
The Short Term Government Income Fund, Institutional Class	3,416,743	47,166	2,230,322	1,288,268	41,655
The Intermediate Term Income Fund, Institutional Class	5,159	1,393,548	445,110	970,706	17,029
The Large Cap Equity Fund, Institutional Class	1,505,083	5,234	626,021	984,137	7,002
The Mid Cap Equity Fund, Institutional Class	2,523,573	231	1,536,660	953,808	231
The Leaders Equity Fund, Institutional Class	1,002,795	—	500,552	327,683	—
The Strategic Dividend Fund, Institutional Class	1,518,681	870,149	857,617	1,629,533	24,477
The Performance Advisor Conservative Portfolio:
The Money Market Fund, Institutional Class	282,316	716,764	860,207	138,873	3,165
The Short Term Government Income Fund, Institutional Class	2,299,723	30,677	1,640,383	731,519	26,531
The Intermediate Term Income Fund, Institutional Class	862,138	724,689	758,274	883,715	24,434
The Large Cap Equity Fund, Institutional Class	572,877	6,805	314,343	294,377	2,334
The Mid Cap Equity Fund, Institutional Class	575,051	5,052	265,671	294,748	52
The Strategic Dividend Fund, Institutional Class	1,162,290	15,110	627,759	586,315	11,615

4.	Purchases and Sales of Securities
Purchases and sales of securities (excluding U.S. Government securities and short-term securities) for the period ended November 30, 2006, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$—	$—
The Intermediate Term Income Fund	—	500,000
The Large Cap Equity Fund	53,511,880	52,571,451
The Mid Cap Equity Fund	26,081,325	53,183,064
The Leaders Equity Fund	41,274,681	46,174,736
The Strategic Dividend Fund	18,449,814	3,409,007
The Performance Advisor Growth Portfolio	1,727,893	5,410,000
The Performance Advisor Moderate Portfolio	2,316,327	6,264,147
The Performance Advisor Conservative Portfolio	782,333	3,575,426
Purchases and sales of U.S. Government securities for the period ended November 30, 2006, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$19,435,728	$42,320,272
The Intermediate Term Income Fund	28,033,120	1,151,755

5.	Federal Income Taxes
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2006
(Unaudited)
distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.
As of the latest tax year end of May 31, 2006, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

Fund	Amount	Expires

The Money Market Fund	$410	2011
	156	2012
	137	2013
	4,658	2014
The Short Term Government Income Fund	210,095	2008
	723,544	2009
	89,910	2012
	20,905	2013
	597,680	2014
The Intermediate Term Income Fund	2,826,742	2009
The Strategic Dividend Fund	108,068	2014
Under current tax law, capital losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending May 31, 2007.

Post-October
Fund	Losses

The Money Market Fund	$4,042
The Short Term Government Income Fund	309,097
The Strategic Dividend Fund	1,868

6.	Legal and Regulatory Matters
On September 26, 2006, BISYS consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. Under the SEC Order, BISYS has agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. The impact, if any, of the SEC Order on the Funds has not yet been determined.

Performance Funds Trust
Additional Information (Unaudited)
The Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2006.

U.S. Government Agency Securities	53.0%
Financial Services	18.8%
Health Care	7.8%
Repurchase Agreement	5.7%
Energy	3.9%
Consumer Goods & Services	3.9%
Certificates of Deposit	3.8%
Newspaper	2.9%
Beverages	1.9%
Mississippi	1.3%
Other Assets/ Liabilities	-3.0%

Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2006.

Federal Home Loan Bank	40.4%
Federal Home Loan Mortgage Corporation	22.9%
Federal National Mortgage Association	21.5%
Government National Mortgage Association	4.9%
Financial Services	3.6%
Federal Farm Credit Bank	2.9%
U.S. Treasury Notes	1.8%
Other Assets/ Liabilities	1.1%
Investment Companies	0.9%

Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2006.

U.S. Government Agency Securities	62.9%
U.S. Treasuries	18.8%
Financial Services	5.2%
Investment Companies	3.6%
Food Service	2.3%
Telecommunications	1.4%
Beverages	1.2%
Electrical Components & Equipment	1.2%
Railroads	1.2%
Utilities	0.6%
Aerospace/ Defense	0.5%
Other Assets/ Liabilities	0.5%
Consumer Non-Durable	0.3%
Chemicals	0.3%

Total	100.0%

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2006.

Financial Services	13.1%
Energy	10.4%
Retail	9.3%
Software	8.4%
Diversified	8.1%
Construction	5.3%
Telecommunications	5.0%
Consumer Products	4.4%
Health Care	4.3%
Aerospace/ Defense	3.7%
Utilities	3.5%
Insurance	3.2%
Oil & Gas	2.7%
Multimedia	2.5%
Chemicals	2.4%
Investment Companies	2.2%
Consumer Goods & Services	1.9%
Beverages	1.9%
Real Estate Investment Trusts	1.9%
Electronics	1.7%
Commercial Services	1.4%
Machinery	0.9%
Capital Goods	0.9%
Waste Management	0.9%

Total	100.0%

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2006.

Oil & Gas	11.3%
Technology	9.0%
Retail	7.8%
Capital Goods	7.6%
Energy	7.1%
Insurance	5.8%
Real Estate Investment Trusts	5.7%
Chemicals	5.2%
Health Care	5.2%
Consumer Goods & Services	5.1%
Utilities	5.0%
Diversified	4.3%
Telecommunications	3.5%
Financial Services	3.1%
Investment Companies	2.9%
Electronics	2.4%
Commercial Services	1.9%
Transportation	1.8%
Rental & Leasing	1.5%
Consumer Products	1.2%
Machinery	1.1%
Software	1.1%
Airlines	0.5%
Other Assets/ Liabilities	-0.1%

Total	100.0%

Performance Funds Trust
Additional Information, continued (Unaudited)
The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2006.

Financial Services	13.4%
Retail	10.3%
Software	7.3%
Commercial Services	6.9%
Telecommunications	6.3%
Technology	5.2%
Capital Goods	5.0%
Energy	4.9%
Chemicals	4.8%
Diversified	4.8%
Aerospace/ Defense	4.6%
Health Care	4.6%
Machinery	4.5%
Utilities	4.4%
Investment Companies	3.9%
Insurance	2.6%
Real Estate Investment Trusts	2.3%
Multimedia	2.2%
Gas	2.0%

Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2006.

Energy	17.9%
Financial Services	17.7%
Utilities	12.3%
Real Estate Investment Trusts	10.4%
Health Care	6.6%
Investment Companies	4.6%
Chemicals	4.5%
Railroads	3.7%
Consumer Goods & Services	3.6%
Telecommunications	3.4%
Diversified	3.2%
Other Assets/ Liabilities	2.7%
Exchanged Traded Fund	2.0%
Insurance	1.6%
Business Equipment & Services	1.5%
Paper Products	1.5%
Machinery	1.0%
Transportation	1.0%
Capital Goods	0.8%

Total	100.0%

The Performance Advisor Growth Portfolio invested, as a percentage of net assets, in the following industries, as of November 30, 2006.

Performance Large Cap Equity Fund	25.8%
Performance Strategic Dividend Fund	20.5%
Performance Mid Cap Equity Fund	15.5%
Performance Leaders Equity Fund	15.4%
Performance Intermediate Term Income Fund	15.2%
Performance Money Market Fund	4.9%
Performance Short Term Government Income Fund	3.9%
Other Assets/ Liabilities	-1.2%

Total	100.0%

The Performance Advisor Moderate Portfolio invested, as a percentage of net assets, in the following industries, as of November 30, 2006.

Performance Strategic Dividend Fund	25.1%
Performance Short Term Government Income Fund	19.8%
Performance Large Cap Equity Fund	15.2%
Performance Intermediate Term Income Fund	15.0%
Performance Mid Cap Equity Fund	14.7%
Performance Leaders Equity Fund	5.1%
Performance Money Market Fund	4.8%
Other Assets/ Liabilities	0.3%

Total	100.0%

The Performance Advisor Conservative Portfolio invested, as a percentage of net assets, in the following industries, as of November 30, 2006.

Performance Intermediate Term Income Fund	29.5%
Performance Short Term Government Income Fund	24.5%
Performance Strategic Dividend Fund	19.6%
Performance Mid Cap Equity Fund	9.9%
Performance Large Cap Equity Fund	9.8%
Performance Money Market Fund	4.6%
Other Assets/ Liabilities	2.1%

Total	100.0%

Performance Funds Trust
Expense Comparison (Unaudited)
As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 through November 30, 2006.
Actual Returns
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	6/1/06	11/30/06	6/1/06-11/30/06	6/1/06-11/30/06

The Money Market Fund — Institutional Class	$1,000.00	$1,024.00	$2.38	0.47%
The Money Market Fund — Class A	1,000.00	1,022.80	3.65	0.72%
The Money Market Fund — Class B	1,000.00	1,018.90	7.44	1.47%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,029.40	3.87	0.76%
The Short Term Government Income Fund — Class A	1,000.00	1,028.50	4.78	0.94%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,047.90	4.31	0.84%
The Intermediate Term Income Fund — Class A	1,000.00	1,047.00	4.72	0.92%
The Intermediate Term Income Fund — Class B	1,000.00	1,043.00	8.55	1.67%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,058.30	5.47	1.06%
The Large Cap Equity Fund — Class A	1,000.00	1,057.20	6.34	1.23%
The Large Cap Equity Fund — Class B	1,000.00	1,053.60	10.14	1.97%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,010.30	6.05	1.20%
The Mid Cap Equity Fund — Class A	1,000.00	1,009.20	6.90	1.37%
The Mid Cap Equity Fund — Class B	1,000.00	1,005.00	10.66	2.12%
The Leaders Equity Fund — Institutional Class	1,000.00	1,015.40	6.32	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,013.50	7.57	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,009.80	11.34	2.25%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,111.60	5.03	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,109.50	6.35	1.20%
The Performance Advisor Growth Portfolio — Class C	1,000.00	1,020.80	13.07	2.58%
The Performance Advisor Moderate Portfolio — Class C	1,000.00	1,029.80	10.43	2.05%
The Performance Advisor Conservative Portfolio — Class C	1,000.00	1,038.00	12.57	2.46%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	6/1/06	11/30/06	6/1/06-11/30/06	6/1/06-11/30/06

The Money Market Fund — Institutional Class	$1,000.00	$1,022.71	$2.38	0.47%
The Money Market Fund — Class A	1,000.00	1,021.46	3.65	0.72%
The Money Market Fund — Class B	1,000.00	1,017.70	7.44	1.47%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.26	3.85	0.76%
The Short Term Government Income Fund — Class A	1,000.00	1,020.36	4.76	0.94%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,020.86	4.26	0.84%
The Intermediate Term Income Fund — Class A	1,000.00	1,020.46	4.66	0.92%
The Intermediate Term Income Fund — Class B	1,000.00	1,016.70	8.44	1.67%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.75	5.37	1.06%
The Large Cap Equity Fund — Class A	1,000.00	1,018.90	6.23	1.23%
The Large Cap Equity Fund — Class B	1,000.00	1,015.19	9.95	1.97%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,019.05	6.07	1.20%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.20	6.93	1.37%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.44	10.71	2.12%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.80	6.33	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.55	7.59	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.79	11.36	2.25%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.31	4.81	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,019.05	6.07	1.20%
The Performance Advisor Growth Portfolio — Class C	1,000.00	1,012.13	13.01	2.58%
The Performance Advisor Moderate Portfolio — Class C	1,000.00	1,014.79	10.35	2.05%
The Performance Advisor Conservative Portfolio — Class C	1,000.00	1,012.73	12.41	2.46%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust
Other Information
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Performance Funds file their complete schedules of portfolio holdings (“Schedules of Portfolio Investments”) with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, (i) by calling 1-800-PERFORM (737-3676); (ii) by visiting the SEC’s website at http://www.sec.gov.; and (iii) by visiting the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Advisor
Trustmark Investment Advisors, Inc.
248 East Capitol Street
Jackson, Mississippi 39201
Administrator and Transfer Agent
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219
Distributor
Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219
Custodian
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201
Counsel
Drinker Biddle & Reath LLP
One Logan Square 18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996
Independent Registered Public Accounting Firm
KPMG LLP
191 W. Nationwide Blvd.
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.
PRFSR 11/06
PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS
SEMI-ANNUAL REPORT
NOVEMBER 30, 2006

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2. Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
Not applicable – only for annual reports.
The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.
If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.
Not applicable – only for annual reports.
Item 3. Audit Committee Financial Expert.
(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-
2(a)(19)).
(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
Not applicable – only for annual reports.
Item 4. Principal Accountant Fees and Services.
          (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (e)      (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
                    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
          (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
          (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
Not applicable.
Item 6. Schedule of Investments.
File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Not applicable.
Item 11. Controls and Procedures.
          (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable — Only effective for annual reports.
          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).
          Certifications pursuant to Rule 30a-2(a) are attached hereto.
          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

          Not applicable.
          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.
          Certifications pursuant to Rule 30a-2(b) are furnished herewith.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Performance Funds Trust

By (Signature and Title)* /s/ Duane A. Dewey

Duane A. Dewey, President
Date__2/6/2007___________________________
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Duane A. Dewey

Duane A. Dewey, President
Date__2/6/2007___________________________

By (Signature and Title)*	/s/ Christopher E. Sabato

Christopher E. Sabato, Treasurer
Date__2/6/2007___________________________

* Print the name and title of each signing officer under his or her signature.